December 31, 2008	• Pacific Select Fund • Pacific Select Exec Separate Account of Pacific Life Insurance Company

Annual
Reports

PACIFIC SELECT FUND

     The 2008 Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds Growth-Income and American Funds Growth Portfolios of the Pacific Select Fund (“PSF”). For those policyholders and contract owners, the AFIS Annual Report should be read in conjunction with the PSF Annual Report included herein.
PACIFIC SELECT EXEC SEPARATE ACCOUNT

     The 2008 Annual Reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life Insurance Company variable life insurance policyholders with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	Pacific Select Fund
Small-Cap Growth	Small-Cap Growth	4,498,756	$45,731,142	$28,720,280
International Value	International Value	17,132,951	255,214,234	149,496,250
Long/Short Large-Cap (1)	Long/Short Large-Cap	1,799,873	17,793,933	11,789,337
International Small-Cap	International Small-Cap	2,800,205	27,188,149	15,110,857
Equity Index	Equity Index	17,736,784	477,156,871	347,463,796
Small-Cap Index	Small-Cap Index	19,802,151	258,434,104	154,492,815
Diversified Research	Diversified Research	4,897,099	57,657,519	33,277,821
Equity	Equity	2,334,604	44,668,698	26,180,296
American Funds® Growth-Income	American Funds Growth-Income	6,321,203	75,175,677	45,926,125
American Funds Growth	American Funds Growth	6,745,440	85,727,676	46,308,940
Large-Cap Value	Large-Cap Value	11,397,868	144,682,838	98,977,739
Technology	Technology	3,379,314	20,832,582	10,078,432
Short Duration Bond	Short Duration Bond	4,752,637	45,508,033	41,850,949
Floating Rate Loan	Floating Rate Loan	1,141,299	10,477,846	7,029,321
Diversified Bond	Diversified Bond	2,702,861	26,661,013	23,379,628
Growth LT	Growth LT	12,222,372	222,999,298	162,407,193
Focused 30	Focused 30	3,957,140	52,627,070	29,783,957
Health Sciences	Health Sciences	2,350,471	24,776,606	17,348,608
Mid-Cap Equity (2)	Mid-Cap Equity (2)	13,586,226	222,295,807	118,162,054
Large-Cap Growth	Large-Cap Growth	9,009,919	65,838,012	33,179,234
International Large-Cap	International Large-Cap	26,322,761	214,216,194	121,327,371
Small-Cap Value	Small-Cap Value	5,363,772	74,772,698	48,025,792
Multi-Strategy	Multi-Strategy	5,242,740	80,413,585	48,183,764
Main Street® Core	Main Street Core	7,458,185	140,168,562	98,370,795
Emerging Markets	Emerging Markets	9,356,650	157,901,449	82,376,006
Money Market	Money Market	29,427,388	298,031,088	297,173,391
High Yield Bond	High Yield Bond	14,193,547	90,471,560	66,222,986
Managed Bond	Managed Bond	35,985,371	400,360,757	378,720,053
Inflation Managed	Inflation Managed	15,506,456	178,842,162	154,324,471
Comstock	Comstock	7,634,071	77,526,922	45,345,246
Mid-Cap Growth	Mid-Cap Growth	6,785,646	61,446,852	32,213,009
Real Estate	Real Estate	6,157,004	116,277,930	54,036,421
Small-Cap Equity	Small-Cap Equity	1,570,185	19,508,966	14,496,388

	M Fund, Inc.
I	Brandes International Equity	6,277,218	109,411,128	59,256,940
II	Turner Core Growth	2,263,386	36,913,777	21,954,848
III	Frontier Capital Appreciation	2,159,999	52,022,704	29,764,790
V	Business Opportunity Value	2,641,561	31,066,262	20,313,602

	BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Class III	BlackRock Basic Value V.I. Class III	649,896	8,624,124	5,407,134
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III	1,968,197	27,296,230	22,240,623

	Fidelity® Variable Insurance Products Funds
Fidelity VIP Contrafund® Service Class 2	Fidelity VIP Contrafund Service Class 2	2,356,370	64,915,931	35,675,444
Fidelity VIP Freedom Income Service Class 2	Fidelity VIP Freedom Income Service Class 2	38,771	371,581	353,588
Fidelity VIP Freedom 2010 Service Class 2	Fidelity VIP Freedom 2010 Service Class 2	48,015	466,928	394,202
Fidelity VIP Freedom 2015 Service Class 2	Fidelity VIP Freedom 2015 Service Class 2	88,156	912,345	719,351
Fidelity VIP Freedom 2020 Service Class 2	Fidelity VIP Freedom 2020 Service Class 2	98,899	1,062,672	760,537
Fidelity VIP Freedom 2025 Service Class 2	Fidelity VIP Freedom 2025 Service Class 2	223,273	2,758,038	1,667,846
Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	90,506	970,686	643,494
Fidelity VIP Growth Service Class 2	Fidelity VIP Growth Service Class 2	176,774	6,974,871	4,120,601
Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Mid Cap Service Class 2	1,061,592	32,658,964	19,236,041
Fidelity VIP Value Strategies Service Class 2	Fidelity VIP Value Strategies Service Class 2	276,686	2,733,223	1,372,361

	Janus Aspen Series
International Growth Service Class	Janus Aspen International Growth Service Class	708,572	34,889,931	18,429,967
INTECH Risk-Managed Core Service Class	Janus Aspen INTECH Risk-Managed Core Service Class	31,704	291,077	251,096
Mid Cap Growth Service Class	Janus Aspen Mid Cap Growth Service Class	133,194	4,576,216	2,757,111

	Lazard Retirement Series, Inc.
US Strategic Equity	Lazard Retirement U.S. Strategic Equity	13,423	109,860	87,381

See Notes to Financial Statements	See explanation of references on I-2

I-1

PACIFIC SELECT EXEC SEPARATE ACCOUNT
SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2008

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	Legg Mason Partners Variable Equity Trust
Legg Mason Partners Variable Aggressive Growth — Class II	Legg Mason Partners Variable Aggressive Growth - Class II	31,340	$377,458	$303,371
Legg Mason Partners Variable Mid Cap Core — Class II	Legg Mason Partners Variable Mid Cap Core - Class II	766,545	8,287,069	6,147,692

	MFS® Variable Insurance Trust
MFS New Discovery Series Service Class	MFS New Discovery Series Service Class	66,028	747,949	528,886
MFS Utilities Series Service Class	MFS Utilities Series Service Class	149,612	4,202,619	2,694,520

	Premier VIT
NACM Small Cap (3)	NACM Small Cap (3)	59,448	1,397,118	797,193

	T. Rowe Price Equity Series, Inc.
T. Rowe Price Blue Chip Growth — II	T. Rowe Price Blue Chip Growth - II	486,922	5,177,013	3,262,380
T. Rowe Price Equity Income — II	T. Rowe Price Equity Income - II	1,291,014	29,212,232	18,474,408

	Van Eck Worldwide Insurance Trust
Van Eck Worldwide Hard Assets	Van Eck Worldwide Hard Assets	2,245,001	74,199,667	42,093,770

(1)	Operations commenced during 2008 (See Note 1 to Financial Statements).

(2)	Formerly named Mid-Cap Value Variable Account and Mid-Cap Value Portfolio.

(3)	Formerly named OpCap Small Cap Variable Account and OpCap Small Cap Portfolio.

     American Funds is a registered trademark of American Funds Distributors, Inc., Main Street is a registered trademark of OppenheimerFunds, Inc., Fidelity and Contrafund are registered trademarks of FMR Corp., and MFS is a registered trademark of MFS Fund Distributors, Inc.
See Notes to Financial Statements

I-2

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

	Variable Accounts
	Small-Cap	International	Long/Short	International	Equity	Small-Cap	Diversified
	Growth	Value	Large-Cap	Small-Cap	Index	Index	Research

ASSETS
Investments in portfolios, at value	$28,720,280	$149,496,250	$11,789,337	$15,110,857	$347,463,796	$154,492,815	$33,277,821
Receivables:
Due from Pacific Life Insurance Company	—	29,758	—	—	—	31,545	6,045
Fund shares redeemed	2,762	—	17,329	9,022	51,539	—	—

Total Assets	28,723,042	149,526,008	11,806,666	15,119,879	347,515,335	154,524,360	33,283,866

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	2,736	—	17,326	9,012	51,533	—	—
Fund shares purchased	—	29,750	—	—	—	31,545	6,029
Other	—	—	—	—	—	29	—

Total Liabilities	2,736	29,750	17,326	9,012	51,533	31,574	6,029

NET ASSETS	$28,720,306	$149,496,258	$11,789,340	$15,110,867	$347,463,802	$154,492,786	$33,277,837

Units Outstanding	3,474,237	8,230,656	1,785,967	2,683,144	9,749,024	12,603,955	3,700,234

Accumulation Unit Value	$8.27	$18.16	$6.60	$5.63	$35.64	$12.26	$8.99

Cost of Investments	$45,731,142	$255,214,234	$17,793,933	$27,188,149	$477,156,871	$258,434,104	$57,657,519

		American Funds	American Funds	Large-Cap		Short Duration	Floating
	Equity	Growth-Income	Growth	Value	Technology	Bond	Rate Loan

ASSETS
Investments in portfolios, at value	$26,180,296	$45,926,125	$46,308,940	$98,977,739	$10,078,432	$41,850,949	$7,029,321
Receivables:
Due from Pacific Life Insurance Company	5,103	—	—	—	41,444	—	—
Fund shares redeemed	—	13,684	62,762	19,827	—	32,086	32,940

Total Assets	26,185,399	45,939,809	46,371,702	98,997,566	10,119,876	41,883,035	7,062,261

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	13,684	62,762	19,701	—	32,058	32,940
Fund shares purchased	5,096	—	—	—	41,443	—	—
Other	—	1,864	58	—	—	—	7

Total Liabilities	5,096	15,548	62,820	19,701	41,443	32,058	32,947

NET ASSETS	$26,180,303	$45,924,261	$46,308,882	$98,977,865	$10,078,433	$41,850,977	$7,029,314

Units Outstanding	3,103,463	5,619,154	5,627,232	8,744,818	2,581,728	3,900,654	1,012,929

Accumulation Unit Value	$8.44	$8.17	$8.23	$11.32	$3.90	$10.73	$6.94

Cost of Investments	$44,668,698	$75,175,677	$85,727,676	$144,682,838	$20,832,582	$45,508,033	$10,477,846

	Diversified	Growth	Focused	Health	Mid-Cap	Large-Cap	International
	Bond	LT	30	Sciences	Equity (1)	Growth	Large-Cap

ASSETS
Investments in portfolios, at value	$23,379,628	$162,407,193	$29,783,957	$17,348,608	$118,162,054	$33,179,234	$121,327,371
Receivables:
Due from Pacific Life Insurance Company	23,513	17,001	—	—	18,973	22,849	—
Fund shares redeemed	—	—	2,675	18,545	—	—	10,193

Total Assets	23,403,141	162,424,194	29,786,632	17,367,153	118,181,027	33,202,083	121,337,564

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	2,675	18,536	—	—	10,173
Fund shares purchased	23,513	16,981	—	—	18,973	22,814	—
Other	—	—	17	—	25	—	—

Total Liabilities	23,513	16,981	2,692	18,536	18,998	22,814	10,173

NET ASSETS	$23,379,628	$162,407,213	$29,783,940	$17,348,617	$118,162,029	$33,179,269	$121,327,391

Units Outstanding	2,379,452	5,471,535	3,634,894	1,580,888	7,822,686	7,385,240	14,676,980

Accumulation Unit Value	$9.83	$29.68	$8.19	$10.97	$15.11	$4.49	$8.27

Cost of Investments	$26,661,013	$222,999,298	$52,627,070	$24,776,606	$222,295,807	$65,838,012	$214,216,194

(1)	Formerly named Mid-Cap Value Variable Account.
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2008

	Variable Accounts
	Small-Cap	Multi-	Main Street	Emerging	Money	High Yield	Managed
	Value	Strategy	Core	Markets	Market	Bond	Bond

ASSETS
Investments in portfolios, at value	$48,025,792	$48,183,764	$98,370,795	$82,376,006	$297,173,391	$66,222,986	$378,720,053
Receivables:
Due from Pacific Life Insurance Company	5,219	29,528	—	74,300	860,658	204,883	—
Fund shares redeemed	—	—	21,391	—	—	—	163,052

Total Assets	48,031,011	48,213,292	98,392,186	82,450,306	298,034,049	66,427,869	378,883,105

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	21,379	—	—	—	163,036
Fund shares purchased	5,213	29,516	—	74,300	860,658	204,865	—
Other	—	—	—	42	56	—	—

Total Liabilities	5,213	29,516	21,379	74,342	860,714	204,865	163,036

NET ASSETS	$48,025,798	$48,183,776	$98,370,807	$82,375,964	$297,173,335	$66,223,004	$378,720,069

Units Outstanding	3,018,819	1,679,534	2,911,427	4,798,685	12,712,480	2,132,137	9,106,840

Accumulation Unit Value	$15.91	$28.69	$33.79	$17.17	$23.38	$31.06	$41.59

Cost of Investments	$74,772,698	$80,413,585	$140,168,562	$157,901,449	$298,031,088	$90,471,560	$400,360,757

	Inflation		Mid-Cap	Real	Small-Cap
	Managed	Comstock	Growth	Estate	Equity	I	II

ASSETS
Investments in portfolios, at value	$154,324,471	$45,345,246	$32,213,009	$54,036,421	$14,496,388	$59,256,940	$21,954,848
Receivables:
Due from Pacific Life Insurance Company	—	—	25,097	78,428	—	—	118,341
Fund shares redeemed	153,581	22,970	—		85	115,859	—

Total Assets	154,478,052	45,368,216	32,238,106	54,114,849	14,496,473	59,372,799	22,073,189

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	153,581	22,950	—	—	77	115,843	—
Fund shares purchased	—	—	25,097	78,418	—	—	118,341
Other	30	—	15	—	—	—	8

Total Liabilities	153,611	22,950	25,112	78,418	77	115,843	118,349

NET ASSETS	$154,324,441	$45,345,266	$32,212,994	$54,036,431	$14,496,396	$59,256,956	$21,954,840

Units Outstanding	4,059,495	5,767,472	5,938,701	2,452,417	1,349,982	2,613,074	1,546,955

Accumulation Unit Value	$38.02	$7.86	$5.42	$22.03	$10.74	$22.68	$14.19

Cost of Investments	$178,842,162	$77,526,922	$61,446,852	$116,277,930	$19,508,966	$109,411,128	$36,913,777

			BlackRock	BlackRock	Fidelity VIP	Fidelity VIP	Fidelity VIP
			Basic Value	Global Allocation	Contrafund	Freedom Income	Freedom 2010
	III	V	V.I. Class III	V.I. Class III	Service Class 2	Service Class 2	Service Class 2

ASSETS
Investments in portfolios, at value	$29,764,790	$20,313,602	$5,407,134	$22,240,623	$35,675,444	$353,588	$394,202
Receivables:
Due from Pacific Life Insurance Company	110,527	85,148	707	—	57,836	—	—
Fund shares redeemed	—	—	—	6,705	—	—	—

Total Assets	29,875,317	20,398,750	5,407,841	22,247,328	35,733,280	353,588	394,202

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	6,700	—	—	—
Fund shares purchased	110,527	85,148	703	—	57,836	—	—
Other	5	7	—	—	20	—	—

Total Liabilities	110,532	85,155	703	6,700	57,856	—	—

NET ASSETS	$29,764,785	$20,313,595	$5,407,138	$22,240,628	$35,675,424	$353,588	$394,202

Units Outstanding	1,347,597	1,829,893	678,596	1,864,286	4,143,220	39,492	53,161

Accumulation Unit Value	$22.09	$11.10	$7.97	$11.93	$8.61	$8.95	$7.42

Cost of Investments	$52,022,704	$31,066,262	$8,624,124	$27,296,230	$64,915,931	$371,581	$466,928

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2008

	Variable Accounts
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2015	Freedom 2020	Freedom 2025	Freedom 2030	Growth	Mid Cap	Value Strategies
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2

ASSETS
Investments in portfolios, at value	$719,351	$760,537	$1,667,846	$643,494	$4,120,601	$19,236,041	$1,372,361
Receivables:
Due from Pacific Life Insurance Company	—	1,912	2	3,890	125	2,200	2,653

Total Assets	719,351	762,449	1,667,848	647,384	4,120,726	19,238,241	1,375,014

LIABILITIES
Payables:
Fund shares purchased	—	1,912	—	3,890	125	2,189	2,653
Other	—	—	—	—	—	—	3

Total Liabilities	—	1,912	—	3,890	125	2,189	2,656

NET ASSETS	$719,351	$760,537	$1,667,848	$643,494	$4,120,601	$19,236,052	$1,372,358

Units Outstanding	100,154	115,177	259,035	106,664	543,659	2,118,100	218,478

Accumulation Unit Value	$7.18	$6.60	$6.44	$6.03	$7.58	$9.08	$6.28

Cost of Investments	$912,345	$1,062,672	$2,758,038	$970,686	$6,974,871	$32,658,964	$2,733,223

		INTECH			Legg Mason	Legg Mason
	International	Risk-Managed	Mid Cap		Partners Variable	Partners Variable	MFS New
	Growth	Core	Growth	US Strategic	Aggressive	Mid Cap	Discovery Series
	Service Class	Service Class	Service Class	Equity	Growth - Class II	Core - Class II	Service Class

ASSETS
Investments in portfolios, at value	$18,429,967	$251,096	$2,757,111	$87,381	$303,371	$6,147,692	$528,886
Receivables:
Due from Pacific Life Insurance Company	22,272	3	—	—	1,156	2,003	382

Total Assets	18,452,239	251,099	2,757,111	87,381	304,527	6,149,695	529,268

LIABILITIES
Payables:
Fund shares purchased	22,272	—	—	—	1,156	2,003	382
Other	123	—	—	—	—	3	—

Total Liabilities	22,395	—	—	—	1,156	2,006	382

NET ASSETS	$18,429,844	$251,099	$2,757,111	$87,381	$303,371	$6,147,689	$528,886

Units Outstanding	3,223,717	39,181	443,354	14,300	52,538	973,799	91,789

Accumulation Unit Value	$5.72	$6.41	$6.22	$6.11	$5.77	$6.31	$5.76

Cost of Investments	$34,889,931	$291,077	$4,576,216	$109,860	$377,458	$8,287,069	$747,949

	MFS		T. Rowe Price	T. Rowe Price	Van Eck
	Utilities Series	NACM	Blue Chip	Equity	Worldwide
	Service Class	Small Cap (1)	Growth - II	Income - II	Hard Assets

ASSETS
Investments in portfolios, at value	$2,694,520	$797,193	$3,262,380	$18,474,408	$42,093,770
Receivables:
Due from Pacific Life Insurance Company	165	—	9	3,001	—
Fund shares redeemed	—	—	—	—	51,143

Total Assets	2,694,685	797,193	3,262,389	18,477,409	42,144,913

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	51,143
Fund shares purchased	163	—	9	3,001	—
Other	—	—	—	18	5

Total Liabilities	163	—	9	3,019	51,148

NET ASSETS	$2,694,522	$797,193	$3,262,380	$18,474,390	$42,093,765

Units Outstanding	389,058	143,231	431,068	2,297,997	3,010,188

Accumulation Unit Value	$6.93	$5.57	$7.57	$8.04	$13.98

Cost of Investments	$4,202,619	$1,397,118	$5,177,013	$29,212,232	$74,199,667

(1)	Formerly named OpCap Small Cap Variable Account.
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008

	Variable Accounts
	Small-Cap	International	Long/Short	International	Equity	Small-Cap	Diversified
	Growth	Value	Large-Cap(1)	Small-Cap	Index	Index	Research

INVESTMENT INCOME
Dividends	$—	$6,531,012	$90,844	$464,866	$9,180,322	$4,417,250	$533,677

Net Investment Income	—	6,531,012	90,844	464,866	9,180,322	4,417,250	533,677

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	1,559,251	9,346,817	(140,085)	(114,126)	(11,892,824)	(677,936)	1,287,640
Capital gain distributions	4,038,836	12,270,779	—	—	21,350,189	21,148,306	8,171,647

Realized Gain (Loss)	5,598,087	21,617,596	(140,085)	(114,126)	9,457,365	20,470,370	9,459,287

CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS	(29,796,598)	(167,411,529)	(6,004,596)	(12,206,545)	(223,582,824)	(111,194,667)	(32,684,362)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($24,198,511)	($139,262,921)	($6,053,837)	($11,855,805)	($204,945,137)	($86,307,047)	($22,691,398)

		American Funds	American Funds	Large-Cap		Short Duration	Floating
	Equity	Growth-Income	Growth	Value	Technology	Bond	Rate Loan

INVESTMENT INCOME
Dividends	$200,702	$856,343	$369,953	$2,293,002	$16,884	$1,784,852	$616,099

Net Investment Income	200,702	856,343	369,953	2,293,002	16,884	1,784,852	616,099

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	95,958	(540,553)	(1,901,460)	479,818	(610,545)	(766,496)	(366,637)
Capital gain distributions	5,622,189	2,629,763	9,895,840	5,448,111	3,472,328	—	—

Realized Gain (Loss)	5,718,147	2,089,210	7,994,380	5,927,929	2,861,783	(766,496)	(366,637)

CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS	(24,834,989)	(30,484,499)	(42,993,043)	(61,997,771)	(14,255,499)	(3,445,533)	(3,061,081)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($18,916,140)	($27,538,946)	($34,628,710)	($53,776,840)	($11,376,832)	($2,427,177)	($2,811,619)

	Diversified	Growth	Focused	Health	Mid-Cap	Large-Cap	International
	Bond	LT	30	Sciences	Equity(2)	Growth	Large-Cap

INVESTMENT INCOME
Dividends	$1,015,092	$1,190,524	$20,780	$269,679	$2,638,122	$—	$3,519,457

Net Investment Income	1,015,092	1,190,524	20,780	269,679	2,638,122	—	3,519,457

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(788,475)	(5,021,194)	2,367,532	(73,889)	(557,030)	(227,837)	(53,468)
Capital gain distributions	—	35,537,930	3,537,613	2,900,750	26,485,249	11,539,122	40,226,400

Realized Gain (Loss)	(788,475)	30,516,736	5,905,145	2,826,861	25,928,219	11,311,285	40,172,932

CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS	(2,400,035)	(150,262,120)	(36,331,697)	(10,408,585)	(104,107,889)	(43,691,736)	(111,436,559)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($2,173,418)	($118,554,860)	($30,405,772)	($7,312,045)	($75,541,548)	($32,380,451)	($67,744,170)

(1)	Operations commenced during 2008 (See Note 1 to Financial Statements).

(2)	Formerly named Mid-Cap Value Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2008

	Variable Accounts
	Small-Cap	Multi-	Main Street	Emerging	Money	High Yield	Managed
	Value	Strategy	Core	Markets	Market	Bond	Bond

INVESTMENT INCOME
Dividends	$1,523,598	$116,980	$1,909,581	$2,038,432	$5,398,578	$6,040,263	$18,097,426

Net Investment Income	1,523,598	116,980	1,909,581	2,038,432	5,398,578	6,040,263	18,097,426

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(3,212,616)	(157,881)	(1,524,791)	10,569,687	949,480	(2,651,121)	(1,377,514)
Capital gain distributions	6,985,039	5,663,635	17,448,417	27,769,038	—	—	3,999,833

Realized Gain (Loss)	3,772,423	5,505,754	15,923,626	38,338,725	949,480	(2,651,121)	2,622,319

CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS	(24,375,256)	(46,858,982)	(81,505,834)	(118,152,611)	(546,119)	(21,301,693)	(28,768,289)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($19,079,235)	($41,236,248)	($63,672,627)	($77,775,454)	$5,801,939	($17,912,551)	($8,048,544)

	Inflation		Mid-Cap	Real	Small-Cap
	Managed	Comstock	Growth	Estate	Equity	I	II

INVESTMENT INCOME
Dividends	$5,126,795	$1,296,903	$63,080	$3,028,938	$89,970	$2,800,210	$6,423

Net Investment Income	5,126,795	1,296,903	63,080	3,028,938	89,970	2,800,210	6,423

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(4,397,937)	(2,709,711)	1,157,900	2,420,198	(183,170)	(4,089,896)	732,519
Capital gain distributions	948,761	3,376,164	7,855,799	23,682,541	306,670	7,247,973	877,009

Realized Gain (Loss)	(3,449,176)	666,453	9,013,699	26,102,739	123,500	3,158,077	1,609,528

CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS	(19,447,075)	(29,311,087)	(39,432,039)	(64,005,170)	(5,221,333)	(50,432,755)	(21,692,255)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($17,769,456)	($27,347,731)	($30,355,260)	($34,873,493)	($5,007,863)	($44,474,468)	($20,076,304)

			BlackRock	BlackRock	Fidelity VIP	Fidelity VIP	Fidelity VIP
			Basic Value	Global Allocation	Contrafund	Freedom Income	Freedom 2010
	III	V	V.I. Class III	V.I. Class III	Service Class 2	Service Class 2	Service Class 2

INVESTMENT INCOME
Dividends	$—	$11,705	$155,920	$586,794	$416,087	$13,081	$12,833

Net Investment Income	—	11,705	155,920	586,794	416,087	13,081	12,833

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss from security transactions	(1,409,012)	(545,867)	(757,671)	(1,239,189)	(6,141,385)	(5,939)	(389,949)
Capital gain distributions	1,290,242	802,894	80,803	110,129	1,345,755	2,650	13,394

Realized Gain (Loss)	(118,770)	257,027	(676,868)	(1,129,060)	(4,795,630)	(3,289)	(376,555)

CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS	(21,075,694)	(10,240,219)	(2,339,917)	(5,222,218)	(21,904,535)	(17,454)	(69,266)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($21,194,464)	($9,971,487)	($2,860,865)	($5,764,484)	($26,284,078)	($7,662)	($432,988)

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2008

	Variable Accounts
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2015	Freedom 2020	Freedom 2025	Freedom 2030	Growth	Mid Cap	Value Strategies
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2

INVESTMENT INCOME
Dividends	$22,985	$23,331	$51,958	$18,092	$37,476	$64,703	$13,128

Net Investment Income	22,985	23,331	51,958	18,092	37,476	64,703	13,128

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss from security transactions	(34,230)	(19,052)	(27,404)	(94,474)	(92,890)	(1,490,537)	(1,306,146)
Capital gain distributions	30,368	32,441	133,770	47,333	—	4,373,381	666,601

Realized Gain (Loss)	(3,862)	13,389	106,366	(47,141)	(92,890)	2,882,844	(639,545)

CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS	(180,024)	(299,869)	(998,538)	(318,281)	(3,190,823)	(15,434,842)	(999,345)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($160,901)	($263,149)	($840,214)	($347,330)	($3,246,237)	($12,487,295)	($1,625,762)

		INTECH			Legg Mason	Legg Mason
	International	Risk-Managed	Mid Cap		Partners Variable	Partners Variable	MFS New
	Growth	Core	Growth	US Strategic	Aggressive	Mid Cap	Discovery Series
	Service Class	Service Class	Service Class	Equity	Growth - Class II	Core - Class II	Service Class

INVESTMENT INCOME
Dividends	$243,316	$2,757	$2,680	$920	$—	$—	$—

Net Investment Income	243,316	2,757	2,680	920	—	—	—

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss from security transactions	(2,990,800)	(470,500)	(119,346)	(12,084)	(31,909)	(70,799)	(104,001)
Capital gain distributions	3,514,564	26,167	163,948	—	—	—	47,107

Realized Gain (Loss)	523,764	(444,333)	44,602	(12,084)	(31,909)	(70,799)	(56,894)

CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS	(16,926,725)	(38,953)	(1,859,894)	(18,082)	(71,965)	(2,111,950)	(216,017)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($16,159,645)	($480,529)	($1,812,612)	($29,246)	($103,874)	($2,182,749)	($272,911)

	MFS		T. Rowe Price	T. Rowe Price	Van Eck
	Utilities Series	NACM	Blue Chip	Equity	Worldwide
	Service Class	Small Cap (1)	Growth - II	Income - II	Hard Assets

INVESTMENT INCOME
Dividends	$59,498	$—	$4,829	$567,669	$171,913

Net Investment Income	59,498	—	4,829	567,669	171,913

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(1,805,058)	(146,823)	(167,354)	(3,056,696)	993,679
Capital gain distributions	724,303	233,458	—	879,115	9,413,819

Realized Gain (Loss)	(1,080,755)	86,635	(167,354)	(2,177,581)	10,407,498

CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS	(1,851,470)	(593,869)	(2,122,224)	(9,219,989)	(47,039,325)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($2,872,727)	($507,234)	($2,284,749)	($10,829,901)	($36,459,914)

(1)	Formerly named OpCap Small Cap Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007	2008	2007
	Small-Cap Growth(1)		International Value		Long/Short Large-Cap(2)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$6,531,012	$6,209,919	$90,844
Realized gain (loss)	5,598,087	1,787,843	21,617,596	50,037,681	(140,085)
Change in unrealized appreciation (depreciation) on investments	(29,796,598)	4,425,086	(167,411,529)	(39,003,319)	(6,004,596)

Net Increase (Decrease) in Net Assets Resulting from Operations	(24,198,511)	6,212,929	(139,262,921)	17,244,281	(6,053,837)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	4,957,731	4,713,560	23,174,580	25,269,630	1,503,855
Transfers between variable and fixed accounts, net	2,681,215	5,250,043	(11,495,377)	18,125,526	17,581,098
Transfers—policy charges and deductions	(3,233,360)	(3,137,582)	(15,900,772)	(16,754,961)	(882,768)
Transfers—surrenders	(1,657,614)	(2,299,441)	(10,915,568)	(16,659,383)	(291,246)
Transfers—other	(415,728)	(713,226)	(1,992,023)	(4,025,963)	(67,762)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,332,244	3,813,354	(17,129,160)	5,954,849	17,843,177

NET INCREASE (DECREASE) IN NET ASSETS	(21,866,267)	10,026,283	(156,392,081)	23,199,130	11,789,340

NET ASSETS
Beginning of Year or Period	50,586,573	40,560,290	305,888,339	282,689,209	—

End of Year or Period	$28,720,306	$50,586,573	$149,496,258	$305,888,339	$11,789,340

	International Small-Cap		Equity Index		Small-Cap Index

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$464,866	$263,532	$9,180,322	$10,452,919	$4,417,250	$3,695,225
Realized gain (loss)	(114,126)	146,954	9,457,365	(5,482,406)	20,470,370	10,752,479
Change in unrealized appreciation (depreciation) on investments	(12,206,545)	(379,230)	(223,582,824)	24,548,115	(111,194,667)	(20,045,664)

Net Increase (Decrease) in Net Assets Resulting from Operations	(11,855,805)	31,256	(204,945,137)	29,518,628	(86,307,047)	(5,597,960)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	3,606,317	3,184,903	40,957,916	48,359,236	16,673,586	20,648,803
Transfers between variable and fixed accounts, net	2,184,160	9,888,824	23,937,289	(6,104,627)	(17,021,436)	(13,575,635)
Transfers—policy charges and deductions	(1,681,896)	(1,380,037)	(31,517,097)	(32,062,683)	(13,945,569)	(15,592,627)
Transfers—surrenders	(706,984)	(600,745)	(30,581,165)	(34,524,303)	(11,290,457)	(18,711,492)
Transfers—other	(216,501)	(217,936)	(2,311,779)	(3,290,598)	(2,175,915)	(2,506,029)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	3,185,096	10,875,009	485,164	(27,622,975)	(27,759,791)	(29,736,980)

NET INCREASE (DECREASE) IN NET ASSETS	(8,670,709)	10,906,265	(204,459,973)	1,895,653	(114,066,838)	(35,334,940)

NET ASSETS
Beginning of Year	23,781,576	12,875,311	551,923,775	550,028,122	268,559,624	303,894,564

End of Year	$15,110,867	$23,781,576	$347,463,802	$551,923,775	$154,492,786	$268,559,624

(1)	Formerly named Fasciano Small Equity Variable Account.

(2)	Operations commenced during 2008 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007	2008	2007
	Diversified Research		Equity		American Funds Growth-Income

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$533,677	$535,376	$200,702	$113,435	$856,343	$862,120
Realized gain	9,459,287	3,123,255	5,718,147	3,438,684	2,089,210	3,936,906
Change in unrealized depreciation on investments	(32,684,362)	(2,619,658)	(24,834,989)	(722,184)	(30,484,499)	(2,923,413)

Net Increase (Decrease) in Net Assets Resulting from Operations	(22,691,398)	1,038,973	(18,916,140)	2,829,935	(27,538,946)	1,875,613

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	5,908,116	8,697,285	3,793,940	4,257,902	9,148,704	9,274,083
Transfers between variable and fixed accounts, net	(13,830,925)	(7,530,968)	(2,434,902)	3,907,061	4,156,706	9,212,335
Transfers—policy charges and deductions	(3,993,056)	(4,659,322)	(3,381,274)	(3,526,824)	(5,535,731)	(4,959,295)
Transfers—surrenders	(3,039,083)	(2,679,765)	(2,003,785)	(2,441,955)	(2,650,891)	(2,162,295)
Transfers—other	(278,683)	(549,498)	(244,684)	(666,170)	(735,953)	(384,678)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(15,233,631)	(6,722,268)	(4,270,705)	1,530,014	4,382,835	10,980,150

NET INCREASE (DECREASE) IN NET ASSETS	(37,925,029)	(5,683,295)	(23,186,845)	4,359,949	(23,156,111)	12,855,763

NET ASSETS
Beginning of Year	71,202,866	76,886,161	49,367,148	45,007,199	69,080,372	56,224,609

End of Year	$33,277,837	$71,202,866	$26,180,303	$49,367,148	$45,924,261	$69,080,372

	American Funds Growth		Large-Cap Value		Technology

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$369,953	$279,627	$2,293,002	$1,904,295	$16,884	$10,228
Realized gain	7,994,380	8,238,466	5,927,929	4,080,175	2,861,783	2,558,874
Change in unrealized appreciation (depreciation) on investments	(42,993,043)	(1,311,233)	(61,997,771)	(643,816)	(14,255,499)	1,108,005

Net Increase (Decrease) in Net Assets Resulting from Operations	(34,628,710)	7,206,860	(53,776,840)	5,340,654	(11,376,832)	3,677,107

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	9,425,349	8,546,445	14,911,364	16,459,987	1,693,850	1,664,304
Transfers between variable and fixed accounts, net	16,318,885	(5,121,714)	(3,101,980)	133,111	(913,258)	1,787,482
Transfers—policy charges and deductions	(5,467,406)	(4,546,413)	(11,268,009)	(11,335,442)	(1,234,957)	(1,230,313)
Transfers—surrenders	(1,894,189)	(1,819,827)	(5,904,356)	(5,976,887)	(680,255)	(603,702)
Transfers—other	(677,675)	171,168	(596,463)	(2,348,557)	(107,432)	(140,715)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	17,704,964	(2,770,341)	(5,959,444)	(3,067,788)	(1,242,052)	1,477,056

NET INCREASE (DECREASE) IN NET ASSETS	(16,923,746)	4,436,519	(59,736,284)	2,272,866	(12,618,884)	5,154,163

NET ASSETS
Beginning of Year	63,232,628	58,796,109	158,714,149	156,441,283	22,697,317	17,543,154

End of Year	$46,308,882	$63,232,628	$98,977,865	$158,714,149	$10,078,433	$22,697,317

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007	2008	2007
	Short Duration Bond		Floating Rate Loan(1)		Diversified Bond

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,784,852	$1,991,999	$616,099	$451,942	$1,015,092	$1,031,172
Realized gain (loss)	(766,496)	(291,247)	(366,637)	(159,034)	(788,475)	48,452
Change in unrealized appreciation (depreciation) on investments	(3,445,533)	232,055	(3,061,081)	(387,444)	(2,400,035)	(975,779)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,427,177)	1,932,807	(2,811,619)	(94,536)	(2,173,418)	103,845

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	5,187,897	5,644,721	1,102,699	1,333,528	3,579,880	3,079,499
Transfers between variable and fixed accounts, net	669,825	(1,820,360)	529,816	8,965,591	(2,751,899)	17,333,074
Transfers—policy charges and deductions	(3,774,165)	(3,051,745)	(753,906)	(406,484)	(2,348,163)	(1,570,883)
Transfers—surrenders	(2,119,655)	(1,510,952)	(351,265)	(266,762)	(1,007,782)	(818,277)
Transfers—other	(1,470,082)	(262,278)	(135,929)	(81,819)	(355,884)	(178,521)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,506,180)	(1,000,614)	391,415	9,544,054	(2,883,848)	17,844,892

NET INCREASE (DECREASE) IN NET ASSETS	(3,933,357)	932,193	(2,420,204)	9,449,518	(5,057,266)	17,948,737

NET ASSETS
Beginning of Year or Period	45,784,334	44,852,141	9,449,518	—	28,436,894	10,488,157

End of Year or Period	$41,850,977	$45,784,334	$7,029,314	$9,449,518	$23,379,628	$28,436,894

	Growth LT		Focused 30		Health Sciences

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,190,524	$1,349,167	$20,780	$166,019	$269,679	$—
Realized gain (loss)	30,516,736	(609,866)	5,905,145	2,777,690	2,826,861	586,372
Change in unrealized appreciation (depreciation) on investments	(150,262,120)	43,992,491	(36,331,697)	7,493,801	(10,408,585)	2,611,877

Net Increase (Decrease) in Net Assets Resulting from Operations	(118,554,860)	44,731,792	(30,405,772)	10,437,510	(7,312,045)	3,198,249

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	22,715,332	25,258,099	4,224,311	3,179,178	2,632,800	2,579,856
Transfers between variable and fixed accounts, net	(20,859,960)	(13,120,991)	9,813,229	12,901,554	1,592,251	625,690
Transfers—policy charges and deductions	(19,706,277)	(20,605,099)	(2,876,282)	(2,169,823)	(1,499,835)	(1,338,772)
Transfers—surrenders	(13,560,387)	(20,518,160)	(1,104,686)	(2,014,229)	(1,184,353)	(789,127)
Transfers—other	(1,451,072)	(3,272,320)	(494,578)	(218,095)	(184,661)	(3,541)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(32,862,364)	(32,258,471)	9,561,994	11,678,585	1,356,202	1,074,106

NET INCREASE (DECREASE) IN NET ASSETS	(151,417,224)	12,473,321	(20,843,778)	22,116,095	(5,955,843)	4,272,355

NET ASSETS
Beginning of Year	313,824,437	301,351,116	50,627,718	28,511,623	23,304,460	19,032,105

End of Year	$162,407,213	$313,824,437	$29,783,940	$50,627,718	$17,348,617	$23,304,460

(1)	Operations commenced on May 4, 2007.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007	2008	2007
	Mid-Cap Equity (1)		Large-Cap Growth		International Large-Cap

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,638,122	$1,608,408	$—	$—	$3,519,457	$3,038,271
Realized gain	25,928,219	6,556,477	11,311,285	1,998,798	40,172,932	44,776,362
Change in unrealized appreciation (depreciation) on investments	(104,107,889)	(13,051,615)	(43,691,736)	9,992,604	(111,436,559)	(30,250,943)

Net Increase (Decrease) in Net Assets Resulting from Operations	(75,541,548)	(4,886,730)	(32,380,451)	11,991,402	(67,744,170)	17,563,690

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	20,464,919	23,448,928	7,196,367	8,694,794	17,994,464	20,646,760
Transfers between variable and fixed accounts, net	(9,306,488)	8,117,285	2,684,526	(8,606,756)	(1,786,581)	(10,020,324)
Transfers—policy charges and deductions	(13,195,649)	(13,997,843)	(4,812,736)	(5,225,444)	(11,731,363)	(11,816,427)
Transfers—surrenders	(6,352,108)	(9,704,681)	(2,144,106)	(3,116,083)	(6,793,114)	(6,518,950)
Transfers—other	(1,705,303)	(2,529,552)	(296,021)	(884,437)	(1,275,173)	(1,725,137)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(10,094,629)	5,334,137	2,628,030	(9,137,926)	(3,591,767)	(9,434,078)

NET INCREASE (DECREASE) IN NET ASSETS	(85,636,177)	447,407	(29,752,421)	2,853,476	(71,335,937)	8,129,612

NET ASSETS
Beginning of Year	203,798,206	203,350,799	62,931,690	60,078,214	192,663,328	184,533,716

End of Year	$118,162,029	$203,798,206	$33,179,269	$62,931,690	$121,327,391	$192,663,328

	Small-Cap Value		Multi-Strategy		Main Street Core

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,523,598	$1,265,867	$116,980	$2,922,289	$1,909,581	$2,055,949
Realized gain	3,772,423	990,482	5,505,754	2,918,889	15,923,626	952,499
Change in unrealized appreciation (depreciation) on investments	(24,375,256)	(261,501)	(46,858,982)	(1,266,678)	(81,505,834)	4,047,073

Net Increase (Decrease) in Net Assets Resulting from Operations	(19,079,235)	1,994,848	(41,236,248)	4,574,500	(63,672,627)	7,055,521

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	6,166,199	7,486,224	5,768,862	7,007,667	13,932,285	14,542,933
Transfers between variable and fixed accounts, net	6,200,432	(6,078,397)	(1,989,868)	(5,143,677)	(4,279,301)	13,589,235
Transfers—policy charges and deductions	(3,960,864)	(3,840,838)	(5,442,270)	(5,918,815)	(10,787,952)	(11,062,848)
Transfers—surrenders	(1,268,192)	(2,622,187)	(6,556,678)	(6,410,061)	(7,415,589)	(9,956,823)
Transfers—other	(943,926)	(379,649)	(1,003,031)	(1,070,899)	(865,415)	(899,164)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	6,193,649	(5,434,847)	(9,222,985)	(11,535,785)	(9,415,972)	6,213,333

NET INCREASE (DECREASE) IN NET ASSETS	(12,885,586)	(3,439,999)	(50,459,233)	(6,961,285)	(73,088,599)	13,268,854

NET ASSETS
Beginning of Year	60,911,384	64,351,383	98,643,009	105,604,294	171,459,406	158,190,552

End of Year	$48,025,798	$60,911,384	$48,183,776	$98,643,009	$98,370,807	$171,459,406

(1)	Formerly named Mid-Cap Value Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007	2008	2007
	Emerging Markets		Money Market		High Yield Bond

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,038,432	$1,710,560	$5,398,578	$10,150,537	$6,040,263	$5,686,544
Realized gain (loss)	38,338,725	37,275,321	949,480	(47,365)	(2,651,121)	(940,383)
Change in unrealized appreciation (depreciation) on investments	(118,152,611)	2,772,823	(546,119)	80,479	(21,301,693)	(3,109,832)

Net Increase (Decrease) in Net Assets Resulting from Operations	(77,775,454)	41,758,704	5,801,939	10,183,651	(17,912,551)	1,636,329

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	12,359,938	12,824,085	196,539,981	259,233,274	6,256,735	7,523,737
Transfers between variable and fixed accounts, net	(14,532,935)	13,253,054	(56,812,089)	(170,855,028)	9,920,653	1,253,288
Transfers—policy charges and deductions	(8,585,682)	(8,001,708)	(26,618,019)	(22,425,588)	(4,715,015)	(4,506,754)
Transfers—surrenders	(4,839,981)	(6,048,926)	(40,327,810)	(29,005,989)	(3,526,449)	(3,262,293)
Transfers—other	(2,019,413)	(2,455,038)	(14,263,296)	(2,585,272)	(616,983)	(706,945)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(17,618,073)	9,571,467	58,518,767	34,361,397	7,318,941	301,033

NET INCREASE (DECREASE) IN NET ASSETS	(95,393,527)	51,330,171	64,320,706	44,545,048	(10,593,610)	1,937,362

NET ASSETS
Beginning of Year	177,769,491	126,439,320	232,852,629	188,307,581	76,816,614	74,879,252

End of Year	$82,375,964	$177,769,491	$297,173,335	$232,852,629	$66,223,004	$76,816,614

	Managed Bond		Inflation Managed		Comstock

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$18,097,426	$17,044,773	$5,126,795	$6,952,321	$1,296,903	$1,174,494
Realized gain (loss)	2,622,319	658,969	(3,449,176)	(1,890,644)	666,453	275,641
Change in unrealized appreciation (depreciation) on investments	(28,768,289)	14,366,023	(19,447,075)	11,150,701	(29,311,087)	(5,287,597)

Net Increase (Decrease) in Net Assets Resulting from Operations	(8,048,544)	32,069,765	(17,769,456)	16,212,378	(27,347,731)	(3,837,462)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	27,823,537	25,953,261	15,804,865	15,103,679	9,403,221	10,014,355
Transfers between variable and fixed accounts, net	(15,502,681)	44,769,597	2,169,168	9,508,734	(11,946,830)	25,180,438
Transfers—policy charges and deductions	(22,993,343)	(18,648,436)	(12,642,795)	(10,075,461)	(5,273,983)	(4,998,419)
Transfers—surrenders	(13,925,960)	(27,156,576)	(7,934,766)	(8,327,609)	(2,206,146)	(2,428,255)
Transfers—other	(2,268,169)	4,819,341	(1,611,484)	(1,759,356)	(660,928)	(1,222,692)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(26,866,616)	29,737,187	(4,215,012)	4,449,987	(10,684,666)	26,545,427

NET INCREASE (DECREASE) IN NET ASSETS	(34,915,160)	61,806,952	(21,984,468)	20,662,365	(38,032,397)	22,707,965

NET ASSETS
Beginning of Year	413,635,229	351,828,277	176,308,909	155,646,544	83,377,663	60,669,698

End of Year	$378,720,069	$413,635,229	$154,324,441	$176,308,909	$45,345,266	$83,377,663

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007	2008	2007
	Mid-Cap Growth		Real Estate		Small-Cap Equity(1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$63,080	$285,678	$3,028,938	$1,171,758	$89,970	$22,441
Realized gain	9,013,699	4,428,533	26,102,739	12,742,773	123,500	171,960
Change in unrealized appreciation (depreciation) on investments	(39,432,039)	6,671,147	(64,005,170)	(32,127,891)	(5,221,333)	144,195

Net Increase (Decrease) in Net Assets Resulting from Operations	(30,355,260)	11,385,358	(34,873,493)	(18,213,360)	(5,007,863)	338,596

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	6,912,213	7,413,161	8,108,882	10,380,072	2,234,062	1,301,918
Transfers between variable and fixed accounts, net	(7,264,693)	7,217,828	(789,326)	(9,685,613)	7,599,632	5,230,174
Transfers—policy charges and deductions	(4,515,174)	(4,566,722)	(6,016,645)	(7,024,310)	(1,253,182)	(613,905)
Transfers—surrenders	(1,968,226)	(2,542,931)	(3,229,004)	(5,735,674)	(403,834)	(434,043)
Transfers—other	(621,102)	(609,782)	(820,831)	(1,834,896)	(86,265)	(103,927)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(7,456,982)	6,911,554	(2,746,924)	(13,900,421)	8,090,413	5,380,217

NET INCREASE (DECREASE) IN NET ASSETS	(37,812,242)	18,296,912	(37,620,417)	(32,113,781)	3,082,550	5,718,813

NET ASSETS
Beginning of Year	70,025,236	51,728,324	91,656,848	123,770,629	11,413,846	5,695,033

End of Year	$32,212,994	$70,025,236	$54,036,431	$91,656,848	$14,496,396	$11,413,846

	I		II		III

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,800,210	$2,405,327	$6,423	$136,338	$—	$—
Realized gain (loss)	3,158,077	26,975,248	1,609,528	5,441,740	(118,770)	9,119,637
Change in unrealized appreciation (depreciation) on investments	(50,432,755)	(21,095,858)	(21,692,255)	1,713,196	(21,075,694)	(3,511,449)

Net Increase (Decrease) in Net Assets Resulting from Operations	(44,474,468)	8,284,717	(20,076,304)	7,291,274	(21,194,464)	5,608,188

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	7,204,220	7,147,952	2,937,932	3,080,981	3,204,391	3,687,792
Transfers between variable and fixed accounts, net	(14,182,057)	3,950,909	3,413,263	(700,127)	1,327,852	332,558
Transfers—policy charges and deductions	(4,695,271)	(5,897,843)	(1,844,586)	(2,073,056)	(2,425,879)	(2,532,873)
Transfers—surrenders	(2,343,352)	(5,241,523)	(915,263)	(3,737,511)	(1,362,939)	(1,859,089)
Transfers—other	(914,370)	1,773,518	(186,489)	(1,281,928)	(470,645)	(175,127)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(14,930,830)	1,733,013	3,404,857	(4,711,641)	272,780	(546,739)

NET INCREASE (DECREASE) IN NET ASSETS	(59,405,298)	10,017,730	(16,671,447)	2,579,633	(20,921,684)	5,061,449

NET ASSETS
Beginning of Year	118,662,254	108,644,524	38,626,287	36,046,654	50,686,469	45,625,020

End of Year	$59,256,956	$118,662,254	$21,954,840	$38,626,287	$29,764,785	$50,686,469

(1)	Formerly named VN Small-Cap Value Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007	2008	2007
			BlackRock Basic Value		BlackRock Global Allocation
	V		V.I. Class III		V.I. Class III

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$11,705	$158,983	$155,920	$68,040	$586,794	$336,886
Realized gain (loss)	257,027	2,445,304	(676,868)	726,567	(1,129,060)	781,697
Change in unrealized appreciation (depreciation) on investments	(10,240,219)	(1,303,058)	(2,339,917)	(827,602)	(5,222,218)	33,281

Net Increase (Decrease) in Net Assets Resulting from Operations	(9,971,487)	1,301,229	(2,860,865)	(32,995)	(5,764,484)	1,151,864

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	2,268,004	2,253,653	901,273	648,757	2,450,149	1,279,335
Transfers between variable and fixed accounts, net	5,905,905	(1,417,957)	2,849,847	2,025,353	16,058,303	5,963,132
Transfers—policy charges and deductions	(1,446,925)	(1,289,820)	(371,277)	(310,615)	(1,452,600)	(560,780)
Transfers—surrenders	(841,653)	(1,054,083)	(59,916)	(169,869)	(545,875)	(361,556)
Transfers—other	(109,878)	(180,107)	(73,038)	(57,333)	(288,476)	(135,157)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	5,775,453	(1,688,314)	3,246,889	2,136,293	16,221,501	6,184,974

NET INCREASE (DECREASE) IN NET ASSETS	(4,196,034)	(387,085)	386,024	2,103,298	10,457,017	7,336,838

NET ASSETS
Beginning of Year	24,509,629	24,896,714	5,021,114	2,917,816	11,783,611	4,446,773

End of Year	$20,313,595	$24,509,629	$5,407,138	$5,021,114	$22,240,628	$11,783,611

	Fidelity VIP Contrafund		Fidelity VIP Freedom Income		Fidelity VIP Freedom 2010
	Service Class 2		Service Class 2 (1)		Service Class 2 (2)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$416,087	$395,866	$13,081	$416	$12,833	$1,875
Realized gain (loss)	(4,795,630)	13,842,038	(3,289)	81	(376,555)	1,490
Change in unrealized depreciation on investments	(21,904,535)	(7,276,834)	(17,454)	(539)	(69,266)	(3,459)

Net Increase (Decrease) in Net Assets Resulting from Operations	(26,284,078)	6,961,070	(7,662)	(42)	(432,988)	(94)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	5,909,642	5,959,709	11,749	—	671,541	—
Transfers between variable and fixed accounts, net	3,361,662	16,981,156	361,834	11,611	254,390	84,167
Transfers—policy charges and deductions	(2,809,421)	(2,270,335)	(6,684)	(111)	(157,650)	(—)
Transfers—surrenders	(1,084,930)	(1,847,832)	(13,723)	—	(22,687)	—
Transfers—other	(403,701)	(127,345)	(3,384)	—	(2,477)	—

Net Increase in Net Assets Derived from Policy Transactions	4,973,252	18,695,353	349,792	11,500	743,117	84,167

NET INCREASE (DECREASE) IN NET ASSETS	(21,310,826)	25,656,423	342,130	11,458	310,129	84,073

NET ASSETS
Beginning of Year or Periods	56,986,250	31,329,827	11,458	—	84,073	—

End of Year or Periods	$35,675,424	$56,986,250	$353,588	$11,458	$394,202	$84,073

(1)	Operations commenced on October 29, 2007.

(2)	Operations commenced on December 13, 2007.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Periods Ended	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007	2008	2007
	Fidelity VIP Freedom 2015		Fidelity VIP Freedom 2020		Fidelity VIP Freedom 2025
	Service Class 2 (1)		Service Class 2 (2)		Service Class 2 (3)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$22,985	$7,488	$23,331	$1,043	$51,958	$46,594
Realized gain (loss)	(3,862)	6,594	13,389	1,171	106,366	51,098
Change in unrealized depreciation on investments	(180,024)	(12,969)	(299,869)	(2,266)	(998,538)	(91,654)

Net Increase (Decrease) in Net Assets Resulting from Operations	(160,901)	1,113	(263,149)	(52)	(840,214)	6,038

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	59,498	2,806	169,979	—	127,256	18,188
Transfers between variable and fixed accounts, net	713,026	361,539	837,482	94,251	121,410	2,408,135
Transfers—policy charges and deductions	(50,188)	(2,770)	(51,854)	(372)	(148,094)	(18,279)
Transfers—surrenders	(1,057)	—	(26,026)	—	(932)	—
Transfers—other	(178,589)	(25,126)	278	—	(5,505)	(155)

Net Increase in Net Assets Derived from Policy Transactions	542,690	336,449	929,859	93,879	94,135	2,407,889

NET INCREASE (DECREASE) IN NET ASSETS	381,789	337,562	666,710	93,827	(746,079)	2,413,927

NET ASSETS
Beginning of Year or Periods	337,562	—	93,827	—	2,413,927	—

End of Year or Periods	$719,351	$337,562	$760,537	$93,827	$1,667,848	$2,413,927

	Fidelity VIP Freedom 2030		Fidelity VIP Growth		Fidelity VIP Mid Cap
	Service Class 2 (4)		Service Class 2		Service Class 2

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$18,092	$2,546	$37,476	$3,265	$64,703	$122,344
Realized gain (loss)	(47,141)	3,701	(92,890)	66,532	2,882,844	1,777,234
Change in unrealized appreciation (depreciation) on investments	(318,281)	(8,911)	(3,190,823)	312,378	(15,434,842)	1,478,408

Net Increase (Decrease) in Net Assets Resulting from Operations	(347,330)	(2,664)	(3,246,237)	382,175	(12,487,295)	3,377,986

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	157,984	2,015	300,750	179,736	2,715,846	3,120,404
Transfers between variable and fixed accounts, net	854,270	138,216	3,811,105	2,475,603	(297,312)	9,841,292
Transfers—policy charges and deductions	(47,766)	(1,235)	(247,772)	(106,928)	(1,469,291)	(1,299,506)
Transfers—surrenders	(110,176)	—	(31,082)	(14,585)	(519,222)	(862,084)
Transfers—other	180	—	(22,385)	(18,069)	(147,768)	(439,722)

Net Increase in Net Assets Derived from Policy Transactions	854,492	138,996	3,810,616	2,515,757	282,253	10,360,384

NET INCREASE (DECREASE) IN NET ASSETS	507,162	136,332	564,379	2,897,932	(12,205,042)	13,738,370

NET ASSETS
Beginning of Year or Period	136,332	—	3,556,222	658,290	31,441,094	17,702,724

End of Year or Period	$643,494	$136,332	$4,120,601	$3,556,222	$19,236,052	$31,441,094

(1)	Operations commenced on October 26, 2007.

(2)	Operations commenced on December 3, 2007.

(3)	Operations commenced on November 9, 2007.

(4)	Operations commenced on October 8, 2007.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Periods Ended	Year Ended	Periods Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007	2008	2007
	Fidelity VIP Value Strategies		International Growth		INTECH Risk-Managed Core
	Service Class 2		Service Class (1)		Service Class (2)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$13,128	$47,305	$243,316	$21,910	$2,757	$524
Realized gain (loss)	(639,545)	1,115,104	523,764	121,432	(444,333)	216
Change in unrealized appreciation (depreciation) on investments	(999,345)	(553,331)	(16,926,725)	466,762	(38,953)	(1,028)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,625,762)	609,078	(16,159,645)	610,104	(480,529)	(288)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	355,225	579,223	1,560,415	268,427	51,374	9,822
Transfers between variable and fixed accounts, net	(1,209,334)	(6,687,758)	25,518,734	9,968,378	722,167	151,460
Transfers—policy charges and deductions	(234,638)	(401,624)	(2,323,884)	(297,506)	(82,856)	(2,895)
Transfers—surrenders	(195,835)	(149,030)	(328,228)	(28,448)	(71,204)	—
Transfers—other	(14,741)	615,166	(210,897)	(147,606)	(45,708)	(244)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,299,323)	(6,044,023)	24,216,140	9,763,245	573,773	158,143

NET INCREASE (DECREASE) IN NET ASSETS	(2,925,085)	(5,434,945)	8,056,495	10,373,349	93,244	157,855

NET ASSETS
Beginning of Year or Periods	4,297,443	9,732,388	10,373,349	—	157,855	—

End of Year or Periods	$1,372,358	$4,297,443	$18,429,844	$10,373,349	$251,099	$157,855

	Mid Cap Growth				Legg Mason Partners Variable
	Service Class (3)		US Strategic Equity (4)		Aggressive Growth - Class II (5)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,680	$275	$920	$229	$—	$—
Realized gain (loss)	44,602	948	(12,084)	4,068	(31,909)	(33,788)
Change in unrealized appreciation (depreciation) on investments	(1,859,894)	40,788	(18,082)	(4,396)	(71,965)	(2,122)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,812,612)	42,011	(29,246)	(99)	(103,874)	(35,910)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	327,647	18,334	20,318	130	56,080	16,040
Transfers between variable and fixed accounts, net	3,502,581	860,468	72,502	33,456	297,898	110,091
Transfers—policy charges and deductions	(99,061)	(8,727)	(8,981)	(802)	(26,199)	(12,799)
Transfers—surrenders	(17,123)	(1,760)	—	—	—	(998)
Transfers—other	(58,987)	4,340	103	—	362	2,680

Net Increase in Net Assets Derived from Policy Transactions	3,655,057	872,655	83,942	32,784	328,141	115,014

NET INCREASE IN NET ASSETS	1,842,445	914,666	54,696	32,685	224,267	79,104

NET ASSETS
Beginning of Year or Periods	914,666	—	32,685	—	79,104	—

End of Year or Periods	$2,757,111	$914,666	$87,381	$32,685	$303,371	$79,104

(1)	Operations commenced on May 3, 2007.

(2)	Operations commenced on June 21, 2007.

(3)	Operations commenced on May 16, 2007.

(4)	Operations commenced on May 21, 2007.

(5)	Operations commenced on May 3, 2007.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Periods Ended	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007	2008	2007
	Legg Mason Partners Variable		MFS New Discovery Series		MFS Utilities Series
	Mid Cap Core - Class II (1)		Service Class (2)		Service Class (3)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$72	$—	$—	$59,498	$—
Realized gain (loss)	(70,799)	23,034	(56,894)	(563)	(1,080,755)	2,807
Change in unrealized appreciation (depreciation) on investments	(2,111,950)	(27,427)	(216,017)	(3,046)	(1,851,470)	343,371

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,182,749)	(4,321)	(272,911)	(3,609)	(2,872,727)	346,178

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	73,354	2,629	63,295	6,123	398,132	109,679
Transfers between variable and fixed accounts, net	8,220,995	130,562	557,214	212,903	(8,727,545)	14,008,715
Transfers—policy charges and deductions	(88,598)	(3,802)	(24,179)	(1,430)	(302,406)	(75,030)
Transfers—surrenders	(1,819)	(1,758)	(8,476)	—	(108,740)	(41,378)
Transfers—other	3,734	(538)	75	(119)	(28,939)	(11,417)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	8,207,666	127,093	587,929	217,477	(8,769,498)	13,990,569

NET INCREASE (DECREASE) IN NET ASSETS	6,024,917	122,772	315,018	213,868	(11,642,225)	14,336,747

NET ASSETS
Beginning of Year or Periods	122,772	—	213,868	—	14,336,747	—

End of Year or Periods	$6,147,689	$122,772	$528,886	$213,868	$2,694,522	$14,336,747

			T. Rowe Price		T. Rowe Price
	NACM Small Cap (4), (5)		Blue Chip Growth - II		Equity Income - II

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$4,829	$4,605	$567,669	$479,630
Realized gain (loss)	86,635	2,079	(167,354)	231,430	(2,177,581)	3,302,256
Change in unrealized appreciation (depreciation) on investments	(593,869)	(6,055)	(2,122,224)	44,227	(9,219,989)	(2,957,798)

Net Increase (Decrease) in Net Assets Resulting from Operations	(507,234)	(3,976)	(2,284,749)	280,262	(10,829,901)	824,088

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	115,870	10,504	678,912	661,302	2,422,784	2,644,557
Transfers between variable and fixed accounts, net	1,136,164	137,173	75,136	1,211,661	516,816	330,961
Transfers—policy charges and deductions	(32,116)	(4,875)	(434,624)	(383,069)	(1,428,817)	(1,614,464)
Transfers—surrenders	(1,076)	—	(203,502)	(47,595)	(677,609)	(2,122,377)
Transfers—other	(54,522)	1,281	(30,490)	1,398,283	(229,598)	(101,800)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,164,320	144,083	85,432	2,840,582	603,576	(863,123)

NET INCREASE (DECREASE) IN NET ASSETS	657,086	140,107	(2,199,317)	3,120,844	(10,226,325)	(39,035)

NET ASSETS
Beginning of Year or Period	140,107	—	5,461,697	2,340,853	28,700,715	28,739,750

End of Year or Period	$797,193	$140,107	$3,262,380	$5,461,697	$18,474,390	$28,700,715

(1)	Operations commenced on May 21, 2007.

(2)	Operations commenced on May 14, 2007.

(3)	Operations commenced on May 11, 2007.

(4)	Operations commenced on May 24, 2007.

(5)	Formerly named OpCap Small Cap Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Account
	Year Ended	Year Ended
	December 31,	December 31,
	2008	2007
	Van Eck
	Worldwide Hard Assets

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$171,913	$53,609
Realized gain	10,407,498	9,073,320
Change in unrealized appreciation (depreciation) on investments	(47,039,325)	10,878,379

Net Increase (Decrease) in Net Assets Resulting from Operations	(36,459,914)	20,005,308

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	5,697,057	5,153,750
Transfers between variable and fixed accounts, net	15,276,266	2,490,507
Transfers—policy charges and deductions	(3,044,375)	(1,875,694)
Transfers—surrenders	(2,005,527)	(1,741,303)
Transfers—other	(390,953)	27,061

Net Increase in Net Assets Derived from Policy Transactions	15,532,468	4,054,321

NET INCREASE (DECREASE) IN NET ASSETS	(20,927,446)	24,059,629

NET ASSETS
Beginning of Year	63,021,211	38,961,582

End of Year	$42,093,765	$63,021,211

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS
     A summary of accumulation unit values (“AUV”), total units outstanding, total net assets, ratios of investment income to average daily net assets, and total returns for each year or period ended December 31 are presented in the table below. The ratio of expenses to average daily net assets is 0.00% for all Variable Accounts.

				Ratios of
	At the End of Each Year or Period			Investment
		Total	Total	Income to
Variable Accounts		Units	Net	Average Net	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Assets (1)	Returns (2)

Small-Cap Growth (3)
2008	$8.27	3,474,237	$28,720,306	0.00%	(47.11%)
2007	15.63	3,236,389	50,586,573	0.00%	15.10%
2006	13.58	2,986,761	40,560,290	0.26%	5.07%
2005	12.93	3,275,109	42,331,400	0.22%	2.66%
2004	12.59	2,951,152	37,156,824	0.66%	18.94%

International Value
2008	$18.16	8,230,656	$149,496,258	2.77%	(47.78%)
2007	34.78	8,793,719	305,888,339	2.01%	6.24%
2006	32.74	8,634,107	282,689,209	1.65%	25.69%
2005	26.05	8,552,145	222,779,702	1.97%	9.43%
2004	23.80	8,918,003	212,291,147	1.64%	16.42%

Long/Short Large-Cap (4)
5/2/2008-12/31/2008	$6.60	1,785,967	$11,789,340	0.97%	(35.04%)

International Small-Cap
2008	$5.63	2,683,144	$15,110,867	2.30%	(47.84%)
2007	10.80	2,202,534	23,781,576	1.34%	4.73%
05/01/2006 - 12/31/2006	10.31	1,248,871	12,875,311	0.23%	3.10%

Equity Index
2008	$35.64	9,749,024	$347,463,802	2.00%	(37.35%)
2007	56.89	9,701,628	551,923,775	1.84%	5.23%
2006	54.06	10,173,850	550,028,122	1.77%	15.52%
2005	46.80	10,743,851	502,817,844	1.46%	4.67%
2004	44.71	11,113,375	496,919,308	1.78%	10.58%

Small-Cap Index
2008	$12.26	12,603,955	$154,492,786	2.04%	(35.03%)
2007	18.87	14,234,769	268,559,624	1.25%	(2.02%)
2006	19.25	15,783,089	303,894,564	1.52%	17.79%
2005	16.35	17,236,081	281,759,120	0.49%	4.38%
2004	15.66	19,260,276	301,640,966	0.84%	17.76%

Diversified Research
2008	$8.99	3,700,234	$33,277,837	1.04%	(39.07%)
2007	14.76	4,824,065	71,202,866	0.71%	1.19%
2006	14.59	5,271,188	76,886,161	0.67%	11.97%
2005	13.03	5,109,087	66,554,596	0.47%	5.24%
2004	12.38	4,639,224	57,425,802	0.63%	11.20%

Equity
2008	$8.44	3,103,463	$26,180,303	0.51%	(41.12%)
2007	14.33	3,445,626	49,367,148	0.22%	6.27%
2006	13.48	3,338,286	45,007,199	0.37%	8.65%
2005	12.41	4,011,507	49,777,144	0.26%	6.53%
2004	11.65	4,204,821	48,978,168	0.79%	5.14%

American Funds Growth-Income
2008	$8.17	5,619,154	$45,924,261	1.41%	(38.08%)
2007	13.20	5,233,800	69,080,372	1.31%	4.66%
2006	12.61	4,458,099	56,224,609	1.62%	14.77%
05/03/2005 - 12/31/2005	10.99	1,681,919	18,481,536	1.92%	9.88%

American Funds Growth
2008	$8.23	5,627,232	$46,308,882	0.60%	(44.19%)
2007	14.74	4,288,451	63,232,628	0.42%	11.93%
2006	13.17	4,463,397	58,796,109	0.69%	9.81%
05/03/2005 - 12/31/2005	12.00	2,211,749	26,532,950	0.78%	19.96%

Large-Cap Value
2008	$11.32	8,744,818	$98,977,865	1.76%	(34.80%)
2007	17.36	9,143,314	158,714,149	1.18%	3.54%
2006	16.77	9,331,394	156,441,283	1.25%	17.58%
2005	14.26	9,608,665	137,007,537	1.29%	6.16%
2004	13.43	10,752,848	144,430,409	1.39%	9.93%

Technology
2008	$3.90	2,581,728	$10,078,433	0.10%	(51.64%)
2007	8.07	2,811,966	22,697,317	0.05%	23.03%
2006	6.56	2,674,031	17,543,154	0.00%	9.34%
2005	6.00	2,027,444	12,164,728	0.00%	21.71%
2004	4.93	1,963,166	9,677,876	0.00%	3.67%

Short Duration Bond
2008	$10.73	3,900,654	$41,850,977	3.87%	(5.09%)
2007	11.31	4,049,884	45,784,334	4.52%	4.47%
2006	10.82	4,144,613	44,852,141	4.11%	4.27%
2005	10.38	3,819,364	39,640,832	3.05%	1.57%
2004	10.22	3,222,976	32,932,836	2.57%	1.21%

See Notes to Financial Statements	See explanation of references on K-5

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

				Ratios of
	At the End of Each Year or Period			Investment
		Total	Total	Income to
Variable Accounts		Units	Net	Average Net	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Assets (1)	Returns (2)

Floating Rate Loan
2008	$6.94	1,012,929	$7,029,314	6.98%	(29.28%)
05/04/2007 - 12/31/2007	9.81	962,991	9,449,518	7.28%	(1.89%)

Diversified Bond
2008	$9.83	2,379,452	$23,379,628	3.84%	(7.80%)
2007	10.66	2,668,272	28,436,894	5.09%	1.32%
05/01/2006 - 12/31/2006	10.52	997,088	10,488,157	4.65%	5.19%

Growth LT
2008	$29.68	5,471,535	$162,407,213	0.49%	(40.95%)
2007	50.27	6,242,947	313,824,437	0.44%	15.63%
2006	43.47	6,931,734	301,351,116	0.60%	9.72%
2005	39.62	7,403,306	293,349,777	0.25%	7.68%
2004	36.80	8,117,880	298,732,310	0.00%	10.40%

Focused 30
2008	$8.19	3,634,894	$29,783,940	0.05%	(50.14%)
2007	16.43	3,080,715	50,627,718	0.43%	31.84%
2006	12.46	2,287,373	28,511,623	0.07%	23.71%
2005	10.08	1,809,953	18,236,050	1.06%	22.07%
2004	8.25	1,076,135	8,882,205	0.06%	14.85%

Health Sciences
2008	$10.97	1,580,888	$17,348,617	1.27%	(28.16%)
2007	15.28	1,525,560	23,304,460	0.00%	16.47%
2006	13.12	1,451,105	19,032,105	0.00%	8.11%
2005	12.13	1,323,214	16,052,785	0.00%	15.28%
2004	10.52	1,164,155	12,250,871	0.00%	7.54%

Mid-Cap Equity (5)
2008	$15.11	7,822,686	$118,162,029	1.58%	(39.00%)
2007	24.76	8,230,390	203,798,206	0.74%	(2.15%)
2006	25.31	8,035,634	203,350,799	0.69%	14.97%
2005	22.01	7,960,146	175,210,180	0.54%	8.87%
2004	20.22	7,867,057	159,059,494	0.42%	25.08%

Large-Cap Growth (6)
2008	$4.49	7,385,240	$33,179,269	0.00%	(50.47%)
2007	9.07	6,937,338	62,931,690	0.00%	21.63%
2006	7.46	8,055,216	60,078,214	0.21%	(3.82%)
2005	7.75	7,040,498	54,593,520	0.34%	2.94%
2004	7.53	8,859,994	66,740,228	0.73%	4.65%

International Large-Cap
2008	$8.27	14,676,980	$121,327,391	2.16%	(35.35%)
2007	12.79	15,067,071	192,663,328	1.58%	9.26%
2006	11.70	15,768,095	184,533,716	2.89%	27.00%
2005	9.21	14,566,843	134,228,198	0.87%	12.70%
2004	8.18	10,780,247	88,145,064	1.08%	18.61%

Small-Cap Value
2008	$15.91	3,018,819	$48,025,798	2.59%	(28.23%)
2007	22.16	2,748,103	60,911,384	1.85%	3.14%
2006	21.49	2,994,334	64,351,383	2.51%	19.75%
2005	17.95	2,557,703	45,901,085	1.37%	13.65%
2004	15.79	2,058,033	32,498,597	2.28%	24.41%

Multi-Strategy
2008	$28.69	1,679,534	$48,183,776	0.15%	(44.98%)
2007	52.14	1,891,715	98,643,009	2.81%	4.34%
2006	49.97	2,113,184	105,604,294	2.53%	11.68%
2005	44.75	2,421,143	108,336,551	2.24%	3.78%
2004	43.12	2,441,059	105,252,817	1.76%	9.81%

Main Street Core
2008	$33.79	2,911,427	$98,370,807	1.39%	(38.87%)
2007	55.27	3,102,111	171,459,406	1.20%	4.40%
2006	52.94	2,987,945	158,190,552	1.24%	15.18%
2005	45.97	3,318,283	152,528,923	1.11%	5.99%
2004	43.37	3,405,144	147,678,818	1.32%	9.54%

Emerging Markets
2008	$17.17	4,798,685	$82,375,964	1.48%	(47.68%)
2007	32.81	5,417,715	177,769,491	1.16%	33.09%
2006	24.65	5,128,600	126,439,320	0.78%	24.40%
2005	19.82	4,934,335	97,790,451	1.09%	41.47%
2004	14.01	4,032,143	56,485,350	1.90%	34.62%

Money Market
2008	$23.38	12,712,480	$297,173,335	2.15%	2.36%
2007	22.84	10,196,175	232,852,629	4.85%	4.99%
2006	21.75	8,657,137	188,307,581	4.64%	4.69%
2005	20.78	9,011,395	187,232,550	2.74%	2.82%
2004	20.21	13,542,076	273,645,486	1.01%	1.01%

High Yield Bond
2008	$31.06	2,132,137	$66,223,004	8.71%	(22.20%)
2007	39.92	1,924,183	76,816,614	7.58%	2.44%
2006	38.97	1,921,427	74,879,252	7.33%	9.42%
2005	35.61	2,046,323	72,878,683	7.05%	2.37%
2004	34.79	2,241,878	77,993,215	7.12%	9.42%

See Notes to Financial Statements	See explanation of references on K-5

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

				Ratios of
	At the End of Each Year or Period			Investment
		Total	Total	Income to
Variable Accounts		Units	Net	Average Net	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Assets (1)	Returns (2)

Managed Bond
2008	$41.59	9,106,840	$378,720,069	4.41%	(1.71%)
2007	42.31	9,776,620	413,635,229	4.47%	8.53%
2006	38.98	9,025,168	351,828,277	4.05%	4.81%
2005	37.19	8,493,958	315,929,669	3.40%	2.63%
2004	36.24	6,211,565	225,105,497	2.96%	5.38%

Inflation Managed
2008	$38.02	4,059,495	$154,324,441	2.85%	(9.34%)
2007	41.93	4,204,544	176,308,909	4.27%	10.14%
2006	38.07	4,088,136	155,646,544	3.97%	0.52%
2005	37.88	4,076,452	154,399,403	3.00%	2.54%
2004	36.94	3,319,185	122,599,913	0.83%	8.90%

Comstock
2008	$7.86	5,767,472	$45,345,266	2.02%	(36.79%)
2007	12.44	6,703,119	83,377,663	1.54%	(3.01%)
2006	12.83	4,730,546	60,669,698	1.76%	16.33%
2005	11.02	3,673,500	40,498,213	1.39%	4.36%
2004	10.56	4,333,807	45,781,297	1.88%	17.17%

Mid-Cap Growth
2008	$5.42	5,938,701	$32,212,994	0.12%	(48.36%)
2007	10.50	6,666,596	70,025,236	0.48%	22.92%
2006	8.55	6,053,274	51,728,324	0.23%	8.93%
2005	7.84	4,677,898	36,697,161	0.00%	17.90%
2004	6.65	3,056,878	20,339,747	0.00%	21.59%

Real Estate
2008	$22.03	2,452,417	$54,036,431	3.75%	(39.99%)
2007	36.71	2,496,462	91,656,848	1.02%	(16.16%)
2006	43.79	2,826,403	123,770,629	3.08%	38.06%
2005	31.72	2,853,932	90,522,273	0.89%	16.79%
2004	27.16	2,931,932	79,628,507	2.82%	37.62%

Small-Cap Equity (7)
2008	$10.74	1,349,982	$14,496,396	0.62%	(26.11%)
2007	14.53	785,370	11,413,846	0.24%	6.04%
2006	13.71	415,525	5,695,033	0.89%	18.68%
05/03/2005 - 12/31/2005	11.55	208,894	2,412,411	0.86%	15.48%

I
2008	$22.68	2,613,074	$59,256,956	3.12%	(39.84%)
2007	37.70	3,147,799	118,662,254	2.05%	8.01%
2006	34.90	3,112,831	108,644,524	1.50%	26.78%
2005	27.53	2,849,925	78,457,074	1.57%	10.55%
2004	24.90	2,231,535	55,570,535	1.28%	24.00%

II
2008	$14.19	1,546,955	$21,954,840	0.02%	(48.97%)
2007	27.81	1,388,785	38,626,287	0.37%	22.43%
2006	22.72	1,586,739	36,046,654	0.63%	8.52%
2005	20.93	1,419,434	29,714,468	0.45%	13.92%
2004	18.38	1,456,339	26,762,771	0.30%	11.19%

III
2008	$22.09	1,347,597	$29,764,785	0.00%	(42.03%)
2007	38.10	1,330,308	50,686,469	0.00%	11.92%
2006	34.04	1,340,167	45,625,020	0.00%	16.35%
2005	29.26	1,366,693	39,991,343	0.00%	15.13%
2004	25.42	1,907,181	48,474,124	0.00%	9.33%

V
2008	$11.10	1,829,893	$20,313,595	0.05%	(34.48%)
2007	16.94	1,446,522	24,509,629	0.62%	5.44%
2006	16.07	1,549,298	24,896,714	0.55%	13.89%
2005	14.11	1,282,886	18,101,507	0.76%	7.81%
2004	13.09	696,561	9,116,719	0.81%	22.60%

BlackRock Basic Value V.I. Class III (8)
2008	7.97	678,596	$5,407,138	2.78%	(36.91%)
2007	12.63	397,583	5,021,114	1.64%	1.53%
2006	12.44	234,578	2,917,816	4.02%	21.59%
02/15/2005 - 12/31/2005	10.23	14,023	143,454	2.48%	2.30%

BlackRock Global Allocation V.I. Class III (9)
2008	$11.93	1,864,286	$22,240,628	2.73%	(19.67%)
2007	14.85	793,421	11,783,611	4.57%	16.75%
2006	12.72	349,576	4,446,773	3.86%	16.40%
02/15/2005 - 12/31/2005	10.93	265,340	2,899,576	7.00%	9.28%

Fidelity VIP Contrafund Service Class 2
2008	$8.61	4,143,220	$35,675,424	0.82%	(42.69%)
2007	15.02	3,792,886	56,986,250	0.91%	17.30%
2006	12.81	2,446,046	31,329,827	1.02%	11.43%
02/15/2005 - 12/31/2005	11.49	1,902,907	21,872,725	0.00%	14.94%

Fidelity VIP Freedom Income Service Class 2
2008	$8.95	39,492	$353,588	14.21%	(10.70%)
10/29/2007 - 12/31/2007	10.03	1,143	11,458	See Note (10)	(0.35%)

See Notes to Financial Statements	See explanation of references on K-5

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

				Ratios of
	At the End of Each Year or Period			Investment
		Total	Total	Income to
Variable Accounts		Units	Net	Average Net	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Assets (1)	Returns (2)

Fidelity VIP Freedom 2010 Service Class 2
2008	$7.42	53,161	$394,202	0.70%	(25.17%)
12/13/2007 - 12/31/2007	9.91	8,484	84,073	See Note (10)	(0.11%)

Fidelity VIP Freedom 2015 Service Class 2
2008	$7.18	100,154	$719,351	4.61%	(27.30%)
10/26/2007 - 12/31/2007	9.88	34,170	337,562	See Note (10)	(2.12%)

Fidelity VIP Freedom 2020 Service Class 2
2008	$6.60	115,177	$760,537	4.50%	(32.80%)
12/03/2007 - 12/31/2007	9.83	9,549	93,827	See Note (10)	(0.02%)

Fidelity VIP Freedom 2025 Service Class 2
2008	$6.44	259,035	$1,667,848	2.48%	(34.36%)
11/09/2007 - 12/31/2007	9.81	246,074	2,413,927	See Note (10)	0.26%

Fidelity VIP Freedom 2030 Service Class 2
2008	$6.03	106,664	$643,494	2.93%	(38.17%)
10/08/2007 - 12/31/2007	9.76	13,972	136,332	See Note (10)	(2.98%)

Fidelity VIP Growth Service Class 2
2008	$7.58	543,659	$4,120,601	0.69%	(47.31%)
2007	14.38	247,233	3,556,222	0.19%	26.66%
2006	11.36	57,966	658,290	0.13%	6.57%
02/15/2005 - 12/31/2005	10.66	25,172	268,238	0.00%	6.56%

Fidelity VIP Mid Cap Service Class 2
2008	$9.08	2,118,100	$19,236,052	0.24%	(39.61%)
2007	15.04	2,090,850	31,441,094	0.48%	15.34%
2006	13.04	1,357,809	17,702,724	0.18%	12.40%
02/15/2005 - 12/31/2005	11.60	1,326,555	15,386,821	0.00%	15.99%

Fidelity VIP Value Strategies Service Class 2
2008	$6.28	218,478	$1,372,358	0.50%	(51.28%)
2007	12.89	333,286	4,297,443	0.46%	5.44%
2006	12.23	795,861	9,732,388	0.09%	16.01%
02/15/2005 - 12/31/2005	10.54	31,720	334,372	0.00%	5.41%

International Growth Service Class
2008	$5.72	3,223,717	$18,429,844	1.22%	(52.23%)
05/03/2007 - 12/31/2007	11.97	866,820	10,373,349	0.69%	16.76%

INTECH Risk-Managed Core Service Class
2008	$6.41	39,181	$251,099	0.20%	(36.24%)
06/21/2007 - 12/31/2007	10.05	15,705	157,855	2.17%	0.66%

Mid Cap Growth Service Class
2008	$6.22	443,354	$2,757,111	0.10%	(43.86%)
05/16/2007 - 12/31/2007	11.08	82,577	914,666	0.12%	8.83%

US Strategic Equity
2008	$6.11	14,300	$87,381	1.35%	(35.28%)
05/21/2007 - 12/31/2007	9.44	3,462	32,685	4.44%	(8.17%)

Legg Mason Partners Variable Aggressive Growth — Class II
2008	$5.77	52,538	$303,371	0.00%	(40.58%)
05/03/2007 - 12/31/2007	9.72	8,141	79,104	0.00%	(4.02%)

Legg Mason Partners Variable Mid Cap Core — Class II
2008	$6.31	973,799	$6,147,689	0.00%	(35.43%)
05/21/2007 - 12/31/2007	9.78	12,558	122,772	0.12%	(5.49%)

MFS New Discovery Series Service Class
2008	$5.76	91,789	$528,886	0.00%	(39.52%)
05/14/2007 - 12/31/2007	9.53	22,449	213,868	0.00%	(4.79%)

MFS Utilities Series Service Class
2008	$6.93	389,058	$2,694,522	0.94%	(37.81%)
05/11/2007 - 12/31/2007	11.14	1,287,407	14,336,747	0.00%	9.08%

NACM Small Cap (11)
2008	$5.57	143,231	$797,193	0.00%	(41.63%)
05/24/2007 - 12/31/2007	9.54	14,693	140,107	0.00%	(6.71%)

T. Rowe Price Blue Chip Growth — II
2008	$7.57	431,068	$3,262,380	0.11%	(42.65%)
2007	13.20	413,880	5,461,697	0.07%	12.49%
2006	11.73	199,541	2,340,853	0.32%	9.33%
02/15/2005 - 12/31/2005	10.73	60,700	651,326	0.28%	7.30%

T. Rowe Price Equity Income — II
2008	$8.04	2,297,997	$18,474,390	2.22%	(36.26%)
2007	12.61	2,275,375	28,700,715	1.49%	3.03%
2006	12.24	2,347,503	28,739,750	1.54%	18.65%
02/15/2005 - 12/31/2005	10.32	767,607	7,920,645	1.94%	3.19%

Van Eck Worldwide Hard Assets
2008	$13.98	3,010,188	$42,093,765	0.26%	(46.12%)
2007	25.96	2,428,039	63,021,211	0.10%	45.36%
2006	17.86	2,181,931	38,961,582	0.03%	24.49%
02/15/2005 - 12/31/2005	14.34	850,416	12,197,923	0.00%	43.43%

See Notes to Financial Statements	See explanation of references on K-5

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)
Explanation of References for Financial Highlights on K-1 through K-4

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) fees that are assessed against policyholder accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The ratios for periods of less than one full year are annualized.

(2)	Total returns reflect changes in unit value of the underlying portfolios/funds and do not include deductions at the separate account or policy level for any M&E fees, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Total returns for periods of less than one full year are not annualized.

(3)	Prior to May 1, 2007, Small-Cap Growth Variable Account was named Fasciano Small Equity Variable Account, and prior to May 1, 2005, the variable account was named Aggressive Equity Variable Account.

(4)	Operations commenced during 2008 (See Note 1 to Financial Statements).

(5)	Prior to May 1, 2008, Mid-Cap Equity Variable Account was named Mid-Cap Value Variable Account.

(6)	Prior to January 1, 2006, Large-Cap Growth Variable Account was named Blue Chip Variable Account.

(7)	Prior to May 1, 2007, Small-Cap Equity Variable Account was named VN Small-Cap Value Variable Account.

(8)	Prior to October 1, 2006, BlackRock Basic Value V.I. Class III Variable Account was named Mercury Basic Value V.I. Class III Variable Account, and prior to May 1, 2005, the variable account was named Merrill Lynch Basic Value V.I. Class III Variable Account.

(9)	Prior to October 1, 2006, BlackRock Global Allocation V.I. Class III Variable Account was named Mercury Global Allocation V.I. Class III Variable Account, and prior to May 1, 2005, the variable account was named Merrill Lynch Global Allocation V.I. Class III Variable Account.

(10)	The annualized investment income ratios for the periods from inception to December 31, 2007 were 20.70%, 43.03%, 17.79%, 24.07%, 13.39%, and 13.07% for the Fidelity VIP Freedom Income Service Class 2, Fidelity VIP Freedom 2010 Service Class 2, Fidelity VIP Freedom 2015 Service Class 2, Fidelity VIP Freedom 2020 Service Class 2, Fidelity VIP Freedom 2025 Service Class 2, and Fidelity VIP Freedom 2030 Service Class 2 Variable Accounts, respectively. If not annualized, the investment income ratios were 3.63%, 2.24%, 3.27%, 1.91%, 1.94%, and 3.04%, respectively.

(11)	Prior to September 10, 2008, NACM Small Cap Variable Account was named OpCap Small Cap Variable Account.
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION
     The Pacific Select Exec Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2008 is comprised of sixty-one subaccounts called Variable Accounts. The assets in each of the Variable Accounts invest in the corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund, M Fund, Inc., BlackRock Variable Series Funds, Inc., Fidelity Variable Insurance Products Funds, Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, MFS Variable Insurance Trust, Premier VIT, T. Rowe Price Equity Series, Inc., and Van Eck Worldwide Insurance Trust (collectively, the “Funds”) as presented in the Schedule of Investments in Section I of this brochure.
     Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through H of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.
     The Separate Account organized and registered with the Securities and Exchange Commission (“SEC”) a new Variable Account named the Long/Short Large-Cap Variable Account that commenced operations on May 2, 2008.
     On June 20, 2008, the net assets of the ETF 2010, ETF 2015, ETF 2020, ETF 2025, ETF 2030, and ETF 2040+ Portfolios of the XTF Advisors Trust, the underlying funds for the ETF 2010, ETF 2015, ETF 2020, ETF 2025, ETF 2030, and ETF 2040+ Variable Accounts, respectively, were liquidated. Because these variable accounts were liquidated prior to December 31, 2008, no other information for these variable accounts is presented in this report.
     The net assets of the Pacific Select Fund’s Concentrated Growth and Capital Opportunities Portfolios, the underlying portfolios for the Concentrated Growth and Capital Opportunities Variable Accounts, respectively, were transferred to the Pacific Select Fund’s Equity and Main Street Core Portfolios (the “Surviving Portfolios”), the underlying portfolios for the Equity and Main Street Core Variable Accounts, respectively, in exchange for shares of the Surviving Portfolios (the “Reorganization”). The Reorganization took place on April 30, 2007. In connection with the Reorganization, a total of 1,528,682 outstanding accumulation units (valued at $8,185,234) of the Concentrated Growth Variable Account were exchanged for 575,774 accumulation units with equal value of the Equity Variable Account; and a total of 1,209,146 outstanding accumulation units (valued at $12,366,072) of the Capital Opportunities Variable Account were exchanged for 222,822 accumulation units with equal value of the Main Street Core Variable Account.
     The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on May 12, 1988 and commenced operations on November 22, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.
     The Separate Account funds individual modified single premium, flexible premium, and last survivor flexible premium variable life insurance policies issued by Pacific Life. The assets of the Separate Account are carried at market value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     A. Valuation of Investments and Fair Value Measurements
     Investments in shares of the Funds are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds are discussed in the notes to their financial statements.
     The Separate Account adopted Statement of Financial Accounting Standards No. 157 (“SFAS 157”), Fair Value Measurements, issued by the Financial Accounting Standards Board as of January 1, 2008. SFAS 157 clarifies the definition of fair value for financial reporting under U.S. GAAP, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. Under SFAS 157, the Separate Account is required to characterize the value of its holdings as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical holdings

Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 –	Significant unobservable inputs that are not corroborated by observable market data
     The inputs or methodologies used for valuing the Separate Account’s holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2008, all of the Separate Account’s holdings as presented in the Schedule of Investments in Section I of this brochure were characterized as Level 1 as defined in SFAS 157.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Separate Account for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the policies.
3. CHARGES AND EXPENSES
     With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums to help pay for costs of distributing the policies and to pay state and local premium taxes, any other taxes that may be imposed, and to compensate Pacific Life for certain costs or lost investment opportunities resulting from our amortization and delayed recognition of certain policy expenses for Federal income tax purposes. Pacific Life also makes certain deductions from the net assets of each Variable Account for charges for the mortality and expense risks and administrative expenses Pacific Life assumes, cost of insurance, charges for optional benefits and any withdrawal and surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.
4. RELATED PARTY AGREEMENT
     Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.
5. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases (excluding reinvestments of distributions) and proceeds from sales of investments for the year or period ended December 31, 2008, were as follows:

Variable Accounts	Purchases	Sales
Small-Cap Growth	$6,446,469	$4,114,236
International Value	20,967,382	38,096,510
Long/Short Large-Cap (1)	18,195,256	352,082
International Small-Cap	6,687,352	3,502,258
Equity Index	59,619,064	59,133,879
Small-Cap Index	14,300,351	42,060,184
Diversified Research	2,826,577	18,060,211
Equity	3,232,151	7,502,874
American Funds Growth-Income	12,358,776	7,977,081
American Funds Growth	23,124,151	5,419,203
Large-Cap Value	8,218,285	14,177,688
Technology	4,222,789	5,464,856
Short Duration Bond	12,190,998	13,697,204
Floating Rate Loan	2,365,801	1,974,378
Diversified Bond	5,993,606	8,877,443
Growth LT	9,884,150	42,746,502
Focused 30	19,493,748	9,931,724
Health Sciences	7,401,756	6,045,555
Mid-Cap Equity (formerly named Mid-Cap Value)	9,989,837	20,084,475
Large-Cap Growth	7,934,867	5,306,818
International Large-Cap	15,723,777	19,315,675
Small-Cap Value	19,886,543	13,692,893
Multi-Strategy	2,941,511	12,164,620
Main Street Core	4,620,558	14,036,528
Emerging Markets	14,286,060	31,904,192
Money Market	260,254,638	201,735,830
High Yield Bond	27,108,961	19,790,035
Managed Bond	31,716,242	58,582,821
Inflation Managed	27,463,887	31,678,923
Comstock	8,723,402	19,408,056
Mid-Cap Growth	15,055,129	22,512,122
Real Estate	14,837,219	17,584,138
Small-Cap Equity	10,637,788	2,547,381
I	22,033,591	36,964,439
II	20,464,222	17,059,354
III	12,721,357	12,448,572
V	9,632,701	3,857,231
BlackRock Basic Value V.I. Class III	4,824,602	1,577,718
BlackRock Global Allocation V.I. Class III	25,932,438	9,710,940
Fidelity VIP Contrafund Service Class 2	20,365,595	15,392,355
Fidelity VIP Freedom Income Service Class 2	393,269	43,477
Fidelity VIP Freedom 2010 Service Class 2	5,109,294	4,366,175
Fidelity VIP Freedom 2015 Service Class 2	802,556	259,866
Fidelity VIP Freedom 2020 Service Class 2	1,021,481	91,621
Fidelity VIP Freedom 2025 Service Class 2	201,708	107,575
Fidelity VIP Freedom 2030 Service Class 2	1,085,262	230,770
Fidelity VIP Growth Service Class 2	5,978,621	2,168,006
Fidelity VIP Mid Cap Service Class 2	6,207,941	5,925,687
Fidelity VIP Value Strategies Service Class 2	911,001	2,210,326
International Growth Service Class	30,076,576	5,860,310
INTECH Risk-Managed Core Service Class	11,797,148	11,223,378
Mid Cap Growth Service Class	4,932,268	1,277,213
US Strategic Equity	151,938	67,996
Legg Mason Partners Variable Aggressive Growth Class — II	550,092	221,951
Legg Mason Partners Variable Mid Cap Core Class — II	8,362,528	154,859
MFS New Discovery Series Service Class	772,372	184,443
MFS Utilities Series Service Class	5,163,465	13,932,965
NACM Small Cap (formerly named OpCap Small Cap)	1,431,783	267,463
T. Rowe Price Blue Chip Growth — II	2,091,642	2,006,209
T. Rowe Price Equity Income — II	14,648,061	14,044,471
Van Eck Worldwide Hard Assets	31,308,338	15,775,870

(1)	Operations commenced during 2008 (See Note 1 to Financial Statements).

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
6. CHANGE IN UNITS OUTSTANDING
     The changes in units outstanding for the years or periods ended December 31, 2008 and 2007 were as follows:

	2008			2007
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Small-Cap Growth (formerly named Fasciano Small Equity)	1,264,105	(1,026,257)	237,848	1,328,245	(1,078,617)	249,628
International Value	2,324,560	(2,887,623)	(563,063)	3,613,315	(3,453,703)	159,612
Long/Short Large-Cap (1)	2,043,117	(257,150)	1,785,967
International Small-Cap	1,525,277	(1,044,667)	480,610	1,994,399	(1,040,736)	953,663
Equity Index	2,502,844	(2,455,448)	47,396	2,346,136	(2,818,358)	(472,222)
Small-Cap Index	2,464,066	(4,094,880)	(1,630,814)	5,200,162	(6,748,482)	(1,548,320)
Diversified Research	893,004	(2,016,835)	(1,123,831)	1,834,616	(2,281,739)	(447,123)
Equity	673,190	(1,015,353)	(342,163)	1,562,333	(1,454,993)	107,340
American Funds Growth-Income	2,160,503	(1,775,149)	385,354	3,864,346	(3,088,645)	775,701
American Funds Growth	2,910,620	(1,571,839)	1,338,781	6,462,193	(6,637,139)	(174,946)
Large-Cap Value	2,261,371	(2,659,867)	(398,496)	3,802,400	(3,990,480)	(188,080)
Technology	1,135,106	(1,365,344)	(230,238)	2,725,068	(2,587,133)	137,935
Short Duration Bond	2,019,386	(2,168,616)	(149,230)	2,099,182	(2,193,911)	(94,729)
Floating Rate Loan (2)	481,623	(431,685)	49,938	1,492,611	(529,620)	962,991
Diversified Bond	1,306,695	(1,595,515)	(288,820)	2,197,179	(525,995)	1,671,184
Growth LT	1,251,089	(2,022,501)	(771,412)	1,528,998	(2,217,785)	(688,787)
Focused 30	2,124,323	(1,570,144)	554,179	3,200,064	(2,406,722)	793,342
Health Sciences	962,924	(907,596)	55,328	1,180,515	(1,106,060)	74,455
Mid-Cap Equity (formerly named Mid-Cap Value)	2,205,268	(2,612,972)	(407,704)	4,701,984	(4,507,228)	194,756
Large-Cap Growth	2,589,103	(2,141,201)	447,902	2,666,940	(3,784,818)	(1,117,878)
International Large-Cap	4,865,382	(5,255,473)	(390,091)	7,575,096	(8,276,120)	(701,024)
Small-Cap Value	1,652,154	(1,381,438)	270,716	2,789,105	(3,035,336)	(246,231)
Multi-Strategy	220,802	(432,983)	(212,181)	419,934	(641,403)	(221,469)
Main Street Core	571,356	(762,040)	(190,684)	857,901	(743,735)	114,166
Emerging Markets	1,756,514	(2,375,544)	(619,030)	3,297,383	(3,008,268)	289,115
Money Market	24,615,153	(22,098,848)	2,516,305	41,973,985	(40,434,947)	1,539,038
High Yield Bond	1,157,317	(949,363)	207,954	1,358,115	(1,355,359)	2,756
Managed Bond	3,044,057	(3,713,837)	(669,780)	5,791,955	(5,040,503)	751,452
Inflation Managed	1,584,686	(1,729,735)	(145,049)	1,832,522	(1,716,114)	116,408
Comstock	2,304,195	(3,239,842)	(935,647)	4,191,474	(2,218,901)	1,972,573
Mid-Cap Growth	3,337,302	(4,065,197)	(727,895)	6,065,688	(5,452,366)	613,322
Real Estate	1,044,465	(1,088,510)	(44,045)	1,732,006	(2,061,947)	(329,941)
Small-Cap Equity (formerly named VN Small-Cap Value)	1,009,291	(444,679)	564,612	685,388	(315,543)	369,845
I	1,011,028	(1,545,753)	(534,725)	1,471,592	(1,436,624)	34,968
II	1,111,167	(952,997)	158,170	418,243	(616,197)	(197,954)
III	532,717	(515,428)	17,289	862,656	(872,515)	(9,859)
V	838,800	(455,429)	383,371	396,302	(499,078)	(102,776)
BlackRock Basic Value V.I. Class III	462,548	(181,535)	281,013	534,033	(371,028)	163,005
BlackRock Global Allocation V.I. Class III	2,144,248	(1,073,383)	1,070,865	600,505	(156,660)	443,845
Fidelity VIP Contrafund Service Class 2	2,468,269	(2,117,935)	350,334	3,054,776	(1,707,936)	1,346,840
Fidelity VIP Freedom Income Service Class 2 (3)	46,235	(7,886)	38,349	1,154	(11)	1,143
Fidelity VIP Freedom 2010 Service Class 2 (4)	555,445	(510,768)	44,677	8,484	—	8,484
Fidelity VIP Freedom 2015 Service Class 2 (5)	94,585	(28,601)	65,984	36,931	(2,761)	34,170
Fidelity VIP Freedom 2020 Service Class 2 (6)	130,446	(24,818)	105,628	9,587	(38)	9,549
Fidelity VIP Freedom 2025 Service Class 2 (7)	32,069	(19,108)	12,961	247,965	(1,891)	246,074
Fidelity VIP Freedom 2030 Service Class 2 (8)	128,907	(36,215)	92,692	14,103	(131)	13,972
Fidelity VIP Growth Service Class 2	495,305	(198,879)	296,426	235,682	(46,415)	189,267
Fidelity VIP Mid Cap Service Class 2	753,724	(726,474)	27,250	1,410,663	(677,622)	733,041
Fidelity VIP Value Strategies Service Class 2	122,992	(237,800)	(114,808)	1,006,295	(1,468,870)	(462,575)
International Growth Service Class (9)	3,529,462	(1,172,565)	2,356,897	1,256,974	(390,154)	866,820
INTECH Risk-Managed Core Service Class (10)	1,277,339	(1,253,863)	23,476	16,147	(442)	15,705
Mid Cap Growth Service Class (11)	491,655	(130,878)	360,777	87,733	(5,156)	82,577
US Strategic Equity (12)	14,427	(3,589)	10,838	4,906	(1,444)	3,462
Legg Mason Partners Variable Aggressive Growth — Class II (9)	71,324	(26,927)	44,397	128,796	(120,655)	8,141
Legg Mason Partners Variable Mid Cap Core — Class II (12)	985,326	(24,085)	961,241	15,146	(2,588)	12,558
MFS New Discovery Series Service Class (13)	88,653	(19,313)	69,340	24,601	(2,152)	22,449
MFS Utilities Series Service Class (14)	604,018	(1,502,367)	(898,349)	1,315,413	(28,006)	1,287,407
NACM Small Cap (formerly named OpCap Small Cap) (15)	154,201	(25,663)	128,538	16,624	(1,931)	14,693
T. Rowe Price Blue Chip Growth — II	216,185	(198,997)	17,188	2,300,538	(2,086,199)	214,339
T. Rowe Price Equity Income — II	1,641,735	(1,619,113)	22,622	4,939,215	(5,011,343)	(72,128)
Van Eck Worldwide Hard Assets	1,877,739	(1,295,590)	582,149	1,998,450	(1,752,342)	246,108

See explanation of references on L-4

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
Explanation of References for Notes to Financial Statements on L-3

(1)	Operations commenced during 2008 (See Note 1 to Financial Statements).

(2)	Operations commenced on May 4, 2007.

(3)	Operations commenced on October 29, 2007.

(4)	Operations commenced on December 13, 2007.

(5)	Operations commenced on October 26, 2007.

(6)	Operations commenced on December 3, 2007.

(7)	Operations commenced on November 9, 2007.

(8)	Operations commenced on October 8, 2007.

(9)	Operations commenced on May 3, 2007.

(10)	Operations commenced on June 21, 2007.

(11)	Operations commenced on May 16, 2007.

(12)	Operations commenced on May 21, 2007.

(13)	Operations commenced on May 14, 2007.

(14)	Operations commenced on May 11, 2007.

(15)	Operations commenced on May 24, 2007.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Directors
Pacific Life Insurance Company:
     We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Pacific Select Exec Separate Account (the “Separate Account”) comprised of Small-Cap Growth, International Value, Long/Short Large-Cap, International Small-Cap, Equity Index, Small-Cap Index, Diversified Research, Equity, American Funds® Growth-Income, American Funds Growth, Large-Cap Value, Technology, Short Duration Bond, Floating Rate Loan, Diversified Bond, Growth LT, Focused 30, Health Sciences, Mid-Cap Equity (formerly named Mid-Cap Value), Large-Cap Growth, International Large-Cap, Small-Cap Value, Multi-Strategy, Main Street® Core, Emerging Markets, Money Market, High Yield Bond, Managed Bond, Inflation Managed, Comstock, Mid-Cap Growth, Real Estate, Small-Cap Equity, Variable Account I, Variable Account II, Variable Account III, Variable Account V, BlackRock Basic Value V.I. Class III, BlackRock Global Allocation V.I. Class III, Fidelity® VIP Contrafund® Service Class 2, Fidelity VIP Freedom Income Service Class 2, Fidelity VIP Freedom 2010 Service Class 2, Fidelity VIP Freedom 2015 Service Class 2, Fidelity VIP Freedom 2020 Service Class 2, Fidelity VIP Freedom 2025 Service Class 2, Fidelity VIP Freedom 2030 Service Class 2, Fidelity VIP Growth Service Class 2, Fidelity VIP Mid Cap Service Class 2, Fidelity VIP Value Strategies Service Class 2, International Growth Service Class, INTECH Risk-Managed Core Service Class, Mid Cap Growth Service Class, US Strategic Equity, Legg Mason Partners Variable Aggressive Growth — Class II, Legg Mason Partners Variable Mid Cap Core — Class II, MFS® New Discovery Series Service Class, MFS Utilities Series Service Class, NACM Small Cap (formerly named OpCap Small Cap), T. Rowe Price Blue Chip Growth — II, T. Rowe Price Equity Income — II, and Van Eck Worldwide Hard Assets Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2008, the related statements of operations for the periods presented, the statements of changes in net assets for each of the periods presented, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Exec Separate Account as of December 31, 2008, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Costa Mesa, California
February 27, 2009

M-1

Pacific Life Insurance Company
PO Box 2030
Omaha, NE 68103-2030

CHANGE SERVICE REQUESTED

Annual Reports
as of December 31, 2008

•	Pacific Select Fund

•	Pacific Select Exec Separate Account of Pacific Life Insurance

Form No.	15-17463-19